UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21987

ALPS Variable Investment Trust

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1000, Denver, Colorado 80203

 (Address of principal executive offices) (Zip code)

Michael Lawlor

ALPS Variable Investment Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-623-2577

Date of fiscal year end:      December 31

Date of reporting period:   December 31, 2023

Item 1.  Reports to Stockholders.

(a)	Reports to Stockholders

Annual Report

December 31, 2023

Morningstar Conservative ETF Asset Allocation Portfolio

Morningstar Income and Growth ETF Asset Allocation Portfolio

Morningstar Balanced ETF Asset Allocation Portfolio

Morningstar Growth ETF Asset Allocation Portfolio

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

ALPS | Alerian Energy Infrastructure Portfolio

ALPS Global Opportunity Portfolio (formerly, ALPS | Red Rocks Global Opportunity Portfolio)

An ALPS Advisors Solution

SS&C | ALPS ADVISORS

Table of Contents

Disclosure of Fund Expenses	1
Morningstar ETF Asset Allocation Series
Performance Overview	3
Schedules of Investments	10
Statements of Assets and Liabilities	15
Statements of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights	22
ALPS | Alerian Energy Infrastructure Portfolio
Performance Overview	32
Schedule of Investments	35
Statement of Assets and Liabilities	36
Statement of Operations	37
Statements of Changes in Net Assets	38
Financial Highlights	39
ALPS Global Opportunity Portfolio
Performance Overview	41
Schedule of Investments	45
Statement of Assets and Liabilities	47
Statement of Operations	48
Statements of Changes in Net Assets	49
Financial Highlights	50
Notes to Financial Statements	52
Report of Independent Registered Public Accounting Firm	63
Additional Information	64
Trustees and Officers	66

alpsfunds.com

ALPS Variable Investment Trust

Disclosure of Fund Expenses	December 31, 2023 (Unaudited)

Examples. As a shareholder of one or more portfolios listed on the following pages, (each a “Portfolio” and collectively, the “Portfolios”) you incur only one of two potential types of costs. You do not incur transaction costs, which include sales charges and redemption fees. However, you do incur ongoing costs, including management fees, distribution (12b-1) and shareholder service fees and other Portfolio expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on July 1, 2023 and held through December 31, 2023.

Actual Expenses. The first line under each Portfolio of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under each Portfolio of the table under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line under each Portfolio of the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table below are meant to highlight ongoing Portfolio costs only. See “Note on Fees” on the following page below the table.

	Beginning Account Value July 1, 2023	Ending Account Value December 31, 2023	Net Expense Ratio(1)	Expenses Paid During Period July 1, 2023 - December 31, 2023(2)
Morningstar Conservative ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$1,043.80	0.53%	$2.73
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.53	0.53%	$2.70
Class II
Actual Fund Return	$1,000.00	$1,041.20	0.78%	$4.01
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,021.27	0.78%	$3.97
Morningstar Income and Growth ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$1,052.20	0.53%	$2.74
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.53	0.53%	$2.70
Class II
Actual Fund Return	$1,000.00	$1,050.00	0.78%	$4.03
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,021.27	0.78%	$3.97
Morningstar Balanced ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$1,060.60	0.54%	$2.80
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.48	0.54%	$2.75
Class II
Actual Fund Return	$1,000.00	$1,058.90	0.79%	$4.10
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,021.22	0.79%	$4.02
Morningstar Growth ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$1,068.50	0.54%	$2.82
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.48	0.54%	$2.75
Class II
Actual Fund Return	$1,000.00	$1,066.40	0.79%	$4.11
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,021.22	0.79%	$4.02

1 | December 31, 2023

ALPS Variable Investment Trust

Disclosure of Fund Expenses (continued)	December 31, 2023 (Unaudited)

	Beginning Account Value July 1, 2023	Ending Account Value December 31, 2023	Net Expense Ratio(1)	Expenses Paid During Period July 1, 2023 - December 31, 2023(2)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$1,074.80	0.53%	$2.77
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.53	0.53%	$2.70
Class II
Actual Fund Return	$1,000.00	$1,073.20	0.78%	$4.08
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,021.27	0.78%	$3.97
ALPS | Alerian Energy Infrastructure Portfolio
Class I
Actual Fund Return	$1,000.00	$1,084.50	0.95%	$4.99
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,020.42	0.95%	$4.84
Class III
Actual Fund Return	$1,000.00	$1,082.20	1.30%	$6.82
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,018.65	1.30%	$6.61
ALPS Global Opportunity Portfolio
Class I
Actual Fund Return	$1,000.00	$1,154.90	1.10%	$5.97
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,019.66	1.10%	$5.60
Class III
Actual Fund Return	$1,000.00	$1,153.00	1.39%	$7.54
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,018.20	1.39%	$7.07

(1)	Annualized based on the Portfolios' expenses from July 1, 2023 through December 31, 2023.

(2)	Expenses are equal to the Portfolios' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), then divided by 365.

NOTE ON FEES

If you are an owner of variable annuity contracts or variable life insurance policies (“Contracts”) or a participant in a qualified plan, you may also incur fees associated with the Contract you purchase or the qualified plan, such as transaction costs including sales charges and redemption fees, which are not reflected in the table and example above. Additional information about the cost of investing in a Portfolio is presented in the prospectus for your Contract or disclosure documents for the plan through which the Portfolio’s shares are offered to you.

2 | December 31, 2023

Morningstar ETF Asset Allocation Series

Performance Overview	December 31, 2023 (Unaudited)

Investment Objectives

The Morningstar Conservative ETF Asset Allocation Portfolio seeks to provide investors with current income and preservation of capital.

The Morningstar Income and Growth ETF Asset Allocation Portfolio seeks to provide investors with current income and capital appreciation.

The Morningstar Balanced ETF Asset Allocation Portfolio seeks to provide investors with capital appreciation and some current income.

The Morningstar Growth ETF Asset Allocation Portfolio seeks to provide investors with capital appreciation.

The Morningstar Aggressive Growth ETF Asset Allocation Portfolio seeks to provide investors with capital appreciation.

Economic & Market Overview (as of December 31, 2023)

Broad equity indexes surged higher in December and closed 2023 with double digit gains which erased much of the steep losses from 2022. An investor that maintained exposure to equities over the last five years would have been rewarded with above long-run average returns. Yet, asset flows data from Morningstar Direct show that money market funds were the top destination for flows followed by taxable bonds in 2023. Needless to say, 2023 was defined by a high level of uncertainty surrounding the Federal Reserve’s interest rate policy, inflation, and war on multiple continents. When considering the steep losses in 2022 and uncertainty defining 2023, it’s understandable that many investors elected to hold short-term treasuries which returned a predicable 5% during the full year. At the same time, optimism for the future of artificial intelligence (“AI”) propelled select stocks such as NVIDIA, up 239%, to new highs in 2023.

The top-heavy market was driven by a few mega-cap stocks which have been labeled the Magnificent 7. The top seven stocks in the S&P 500® index contributed 15.3%, or 58% of the index’s 26.3% return in 2023. Market breadth and participation expanded in the 4th quarter but over 70% of index constituents underperformed the index composite return in 2023. The gap begs the question of the underlying health of the real economy. FactSet shows that corporate earnings grew more than expected last year but at period end margins are compressing due to higher input and labor costs. The high inflation and employment dislocations somewhat normalized over 2023 according to J.P. Morgan and the U.S. Bureau of Labor Statistics. As the Federal Reserve’s 5.25% of rate hikes since 2022 continues to cool the U.S. economy, many economists believe the tightening cycle is over and rates will decline in 2024.

The S&P 500® index gained 11.7% in the 4th quarter and 26.3% in 2023, which represented the 4th double digit above average return in the last 5 years. For a broader view of equity market performance, the Russell 3000 index gained 12.1% in the 4th quarter and 26.0% in 2023. The U.S. growth style dominated value in 2023 while mega cap stocks returned nine times more than small stocks. Broad international equity indexes lagged the U.S. market in 2023. The U.S. dollar depreciated against a broad basket of foreign currencies during the quarter and during 2023 which added to the returns on select international assets. The Morningstar Developed Markets ex US index of foreign developed-market stocks gained 10.5% during the 4th quarter and 17.3% in 2023. The Morningstar Emerging Markets index of emerging market stocks gained 7.8% during the 4th quarter and 11.5% in 2023.

Bonds had a strong finish to a challenging year given the rate hikes that led to heightened volatility and negative returns in 2022 and the 2nd and 3rd quarters of 2023. Longer maturity bonds with higher duration and sensitivity to rate movements performed the best during the 4th quarter and credit bonds outpaced government bonds. The U.S. economy tends to be less sensitive to interest rate shifts than other developed markets. Based on this, the 2023 rate hikes are likely still working through the real economy. As that happens, investors and other factors can move the 10 year U.S. Treasury yield based on their expectations. In April through late October 2023, investors reacted to hawkish Fed statements and sent the 10- year yield up almost 170 basis points before Fed chairman Powell’s dovish comments created hope for an end to rate hikes and a soft landing scenario which caused the yield to decline by 110 basis points by year-end. The declining rates helped most fixed income exposures move from negative returns to mid-single digit returns at year-end. As an example, the Bloomberg U.S. Aggregate Bond index returned 6.8% in the 4th quarter and 5.5% in 2023. High yield bonds produced outsized returns in 2023, as represented by the Bloomberg U.S. Corporate High Yield index, and returned 7.2% in the 4th quarter and 13.4% in 2023. Commodities didn’t fare as well in 2023 as the Bloomberg Commodity index lost 4.6% in the 4th quarter and 7.9% in 2023.

Portfolio Performance

The Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class II returned 16.88% in 2023, while the fund’s primary benchmark returned 22.02% during the same period. The portfolio was last reallocated in August 2023 and reflected a broadly diversified allocation within equity and a 5% allocation to cash and fixed income. The fund achieved an above average absolute return in 2023, based on the fund’s history, but fell short of the primary benchmark’s return, which contained higher exposure to U.S. mega-cap growth and the technology sector. The performance across popular U.S. equity indexes was concentrated around seven mega-cap stocks that contributed a large portion of the total return. Diversification was a detractor in 2023 which weighed on the fund's relative return. Our research, which focuses on valuations and risk management, led us to reduce tracking error by increasing the fund’s U.S. growth exposure but still maintain allocations to assets that we expect to have higher returns like international equity and U.S. value where valuations appeared to us to be more attractive. The fund exited a commodity position in the August 2023 reallocation due to valuation and downside risk concerns which contributed to relative performance in 2023.

3 | December 31, 2023

Morningstar ETF Asset Allocation Series

Performance Overview (continued)	December 31, 2023 (Unaudited)

The Morningstar Growth ETF Asset Allocation Portfolio Class II returned 15.27% in 2023, while the fund’s primary benchmark returned 19.38% during the same period. The portfolio was last reallocated in August 2023 and reflected a broadly diversified allocation within equity and a 20% allocation to cash and fixed income. The fund achieved an above average absolute return in 2023, based on the fund’s history, but fell short of the primary benchmark’s return, which contained higher exposure to U.S. mega-cap growth and the technology sector. The performance across popular U.S. equity indexes was concentrated around seven mega-cap stocks that contributed a large portion of the total return. Diversification was a detractor in 2023 which weighed on the fund's relative return. Our research, which focuses on valuations and risk management, led us to reduce tracking error by increasing the fund’s U.S. growth exposure but still maintain allocations to assets that we expect to have higher returns like international equity and U.S. value where valuations appeared to us to be more attractive. The fund exited a commodity position in the August 2023 reallocation due to valuation and downside risk concerns which contributed to relative performance in 2023.

The Morningstar Balanced ETF Asset Allocation Portfolio Class II returned 12.82% in 2023, while the fund’s primary benchmark returned 15.98% during the same period. The portfolio was last reallocated in August 2023 and reflected a broadly diversified allocation within equity and a 40% allocation to cash and fixed income. The fund achieved an above average absolute return in 2023, based on the fund’s history, but fell short of the primary benchmark’s return, which contained higher exposure to U.S. mega-cap growth and the technology sector. The performance across popular U.S. equity indexes was concentrated around seven mega-cap stocks that contributed a large portion of the total return. Within fixed income, the fund maintained a diversified mix of government, credit, TIPs, agency, and foreign bonds at a slightly lower average weighted duration relative to the benchmark. The fund's slight underweight to duration and credit exposure produced a small drag on relative performance when rates declined and bonds rallied. Diversification was a detractor in 2023 which weighed on the fund's relative return. Our research, which focuses on valuations and risk management, led us to reduce tracking error by increasing the fund’s U.S. growth exposure but still maintain allocations to assets that we expect to have higher returns like international equity and U.S. value where valuations appeared to us to be more attractive. The fund exited a commodity position in the August 2023 reallocation due to valuation and downside risk concerns which contributed to relative performance in 2023.

The Morningstar Income and Growth ETF Asset Allocation Portfolio Class II returned 10.59% in 2023, while the fund’s primary benchmark returned 12.62% during the same period. The portfolio was last reallocated in August 2023 and reflected a broadly diversified allocation within fixed income and a 40% allocation to equity. At the end of 2023, we maintained a diversified mix of government, credit, TIPs, agency, and foreign bonds at a slightly lower average weighted duration relative to the benchmark. The fund achieved an above average absolute return in 2023, based on the fund’s history, but fell short of the primary benchmark’s return. The fund maintained a slightly lower duration and credit exposure than the benchmark which produced a small drag on relative performance when rates declined and bonds rallied. The fund's equity exposure underperformed the benchmark due to its lower exposure to U.S. mega-cap growth and the technology sector which drove performance in 2023. Diversification was a detractor in 2023 which weighed on the fund's relative return. Our research, which focuses on valuations and risk management, led us to reduce tracking error by increasing the fund’s U.S. growth exposure but still maintain allocations to assets that we expect to have higher returns like international equity and U.S. value where valuations appeared to us to be more attractive. The fund exited a commodity position in the August 2023 reallocation due to valuation and downside risk concerns which contributed to relative performance in 2023.

The Morningstar Conservative ETF Asset Allocation Portfolio Class II returned 7.84% in 2023, while the fund’s primary benchmark returned 9.29% during the same period. The portfolio was last reallocated in August 2023 and reflected a broadly diversified allocation within fixed income and a 20% allocation to equity. At the end of 2023, we maintained a diversified mix of government, credit, TIPs, agency, and foreign bonds at a slightly lower average weighted duration relative to the benchmark. The fund achieved an above average absolute return in 2023, based on the fund’s history, but fell short of the primary benchmark’s return. The fund maintained a slightly lower duration and credit exposure than the benchmark which produced a small drag on relative performance when rates declined and bonds rallied. The fund's equity exposure underperformed the benchmark due to its lower exposure to U.S. mega-cap growth and the technology sector which drove performance in 2023. Diversification was a detractor in 2023 which weighed on the fund's relative return. Our research, which focuses on valuations and risk management, led us to reduce tracking error by increasing the fund’s U.S. growth exposure but still maintain allocations to assets that we expect to have higher returns like international equity and U.S. value where valuations appeared to us to be more attractive. The fund exited a commodity position in the August 2023 reallocation due to valuation and downside risk concerns which contributed to relative performance in 2023.

Jared Watts

Portfolio Manager

4 | December 31, 2023

Morningstar ETF Asset Allocation Series

Performance Overview (continued)	December 31, 2023 (Unaudited)

Important Disclosures

The information, data, analyses and opinions presented in this commentary do not constitute investment advice; are provided solely for informational purposes; and, therefore are not an offer to buy or sell a particular security. The data and/or information noted are from what we believe to be reliable sources; however, Morningstar Investment Management LLC ("Morningstar"). has no control over the methods or means used to collect the data and/or information and therefore cannot guarantee its accuracy or completeness. The opinions and estimates noted are as of a certain date and subject to change.

Past performance does not guarantee future results. There is no assurance that the investment process will consistently lead to successful investing. Asset allocation and diversification do not eliminate the risk of experiencing investment losses.

This commentary contains certain forward-looking statements. We use words such as “expects”, “anticipates”, “believes”, “estimates”, “forecasts”, and similar expressions to identify forward-looking statements. Such forward-looking statements involve known and unknown risks, uncertainties and other factors which may cause the actual results to differ materially and/or substantially from any future results, performance or achievements expressed or implied by those projected in the forward-looking statements for any reason. Past performance does not guarantee future results.

Morningstar is a registered investment adviser and subsidiary of Morningstar, Inc. Morningstar Investment Management acts as a sub-adviser to ALPS Advisors, Inc. (“ALPS”) by providing recommendations to ALPS regarding asset allocation targets and selection of securities appropriate for the Morningstar ETF Allocation Series. Morningstar Investment Management selects securities for Morningstar ETF Allocation Series from the universe of investments made available through ALPS.

Morningstar Investment Management LLC is not acting in the capacity of adviser to individual clients. Asset allocation target allocations are subject to change without notice. Morningstar Investment Management establishes the allocations using its proprietary asset classifications. If alternative classification methods are used, the allocations may not meet the asset allocation targets. Morningstar Investment Management LLC is not affiliated with ALPS Advisors, Inc.

An investor should consider investment objectives, risks, charges and expenses carefully before investing. To obtain a prospectus for the Morningstar ETF Asset Allocation Series, which contains this and other information, please contact your investment professional. Read the prospectus carefully before investing.

Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Shares of the Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. The Morningstar ETF Asset Allocation Series Portfolios are not Exchange Traded Funds (ETFs), instead they consist of five risk-based asset allocation portfolios that invest in underlying ETFs, which are typically open-end investment companies or unit investment trusts.

An investment in the Portfolios involves risk, including loss of principal. Asset allocation cannot assure a profit nor protect against a loss.

The Portfolio allocates investments among multiple ETF asset classes including: U.S. equity, fixed income, real estate and international ETFs. The stocks of smaller companies are subject to above-average market price fluctuations. There are specific risks associated with international investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices and rapid changes in political and economic conditions. Real estate investments are subject to specific risks, such as risks related to general and local economic conditions and risks related to individual properties. Fixed income securities are subject to interest rate risk, prepayment risk and market risk. Commodity trading is highly speculative and involves a high degree of risk.

ALPS Advisors, Inc. is the investment adviser and Morningstar Investment Management, LLC is the investment sub-adviser to the Portfolio. Morningstar ETF Allocation Series Portfolios are distributed by ALPS Portfolio Solutions Distributor, Inc. ALPS Portfolio Solutions Distributor, Inc. does not distribute the underlying ETF within the portfolios. ALPS and Morningstar Investment Management are unaffiliated entities.

The Portfolios are not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to investors in the Portfolios or any member of the public regarding the advisability of investing in mutual funds generally or in accordance with the Portfolios in particular.

ALPS Advisors, Inc., ALPS Distributors, Inc., ALPS Portfolio Solutions Distributor, Inc., and ALPS Fund Services, Inc. are subsidiaries of ALPS Holdings, Inc. ALPS Distributors, Inc. and ALPS Portfolio Solutions Distributor, Inc. are registered broker-dealers and FINRA Members.

5 | December 31, 2023

Morningstar ETF Asset Allocation Series

Performance Overview (continued)	December 31, 2023 (Unaudited)

Morningstar ETF Asset Allocation Series Performance Summary

The illustration below is based on a hypothetical $10,000 investment in each of the respective Portfolios. All results shown assume reinvestments of dividends and capital gains.

Conservative (return of $10,000 based on actual performance)	Income and Growth (return of $10,000 based on actual performance)

Balanced (return of $10,000 based on actual performance)	Growth (return of $10,000 based on actual performance)

Aggressive Growth (return of $10,000 based on actual performance)

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolios will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The graphs and tables on pages 6 and 7 do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance data does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

6 | December 31, 2023

Morningstar ETF Asset Allocation Series

Performance Overview (continued)	December 31, 2023 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS | FOR THE PERIODS ENDED DECEMBER 31, 2023

				Since Inception	Annualized Expense Ratios as disclosed in current prospectus dated 4/28/23†
Portfolio	1 Year	5 Year	10 Year	(4/30/07)	Gross	Net
Conservative - Class I	8.19%	2.82%	2.52%	3.02%	0.69%	0.61%
Conservative - Class II	7.84%	2.56%	2.25%	2.74%	0.94%	0.86%
Conservative Blended Benchmark - 1 (20% Equity)(a)	9.29%	3.38%	3.18%	3.84%
Conservative Blended Benchmark - 2 (20% Equity)(b)	9.25%	3.38%	3.18%	3.83%
Blended Secondary Benchmark(c)	9.46%	4.17%	3.92%	4.34%
Income and Growth - Class I	10.99%	5.02%	3.94%	3.88%	0.65%	0.62%
Income and Growth - Class II	10.59%	4.74%	3.67%	3.61%	0.90%	0.87%
Income & Growth Blended Benchmark - 1 (40% Equity)(d)	12.62%	5.80%	4.82%	4.96%
Income & Growth Blended Benchmark - 2 (40% Equity)(e)	12.55%	5.80%	4.82%	4.93%
Blended Secondary Benchmark(f)	13.52%	7.12%	6.02%	5.75%
Balanced - Class I	13.11%	6.95%	5.26%	4.71%	0.63%	0.63%
Balanced - Class II	12.82%	6.68%	4.99%	4.44%	0.88%	0.88%
Balanced Blended Benchmark - 1 (60% Equity)(g)	15.98%	8.18%	6.40%	5.95%
Balanced Blended Benchmark - 2 (60% Equity)(h)	15.87%	8.18%	6.39%	5.91%
Blended Secondary Benchmark(i)	17.67%	10.01%	8.09%	7.10%
Growth - Class I	15.61%	8.93%	6.48%	5.30%	0.62%	0.62%
Growth - Class II	15.27%	8.64%	6.20%	5.03%	0.87%	0.87%
Growth Blended Benchmark - 1 (80% Equity)(j)	19.38%	10.53%	7.90%	6.78%
Growth Blended Benchmark - 2 (80% Equity)(k)	19.23%	10.53%	7.89%	6.73%
Blended Secondary Benchmark(l)	21.92%	12.86%	10.09%	8.33%
Aggressive Growth - Class I	17.10%	10.32%	7.32%	5.58%	0.64%	0.64%
Aggressive Growth - Class II	16.88%	10.04%	7.06%	5.31%	0.89%	0.89%
Aggressive Growth Blended Benchmark -1 (95% Equity)(m)	22.02%	12.33%	9.05%	7.39%
Aggressive Growth Blended Benchmark -2 (95% Equity)(n)	21.85%	12.34%	9.03%	7.32%
Blended Secondary Benchmark(o)	25.19%	14.99%	11.55%	9.17%

Effective April 28, 2023, the Morningstar US Market Extended Index replaced the Russell 3000 Index as a component of each Fund's primary benchmark.

Since each Portfolio does not seek to replicate its respective Blended benchmark*,^, performance results between the Portfolio and each respective benchmark can differ.

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolios will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The graphs and tables above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

(a)	The Conservative Blended Benchmark - 1 is a blended benchmark consisting of 14% Morningstar US Market Extended Index - TR / 6% Morningstar Global Markets ex-US Index - NR / 58% Bloomberg US Universal Index - TR / 12% FTSE WGBI Non-USD Index / 10% ICE BofAML Treasury 3 Month Index – TR. (b) The Conservative Blended Benchmark – 2 is a blended benchmark consisting of 14% Russell 3000 Index – TR / 6% Morningstar Global Markets ex-US Index – NR / 58% Bloomberg US Universal Index – TR / 12% FTSE WGBI Non-USD Index / 10% ICE BofAML Treasury 3 Month Index – TR. (c) The Conservative Blended Secondary Benchmark is a blended benchmark consisting of 20% S&P 500 Index / 73% Bloomberg US Aggregate Bond Index / 7% ICE BofAML Treasury 3 Month TR Index. (d) The Income & Growth Blended Benchmark - 1 is a blended benchmark consisting of 28% Morningstar US Market Extended Index - TR / 12% Morningstar Global Markets ex-US Index - NR / 46% Bloomberg US Universal Index - TR / 9% FTSE WGBI Non-USD Index / 5% ICE BofAML Treasury 3 Month Index – TR. (e) The Income & Growth Benchmark - 2 is a blended benchmark consisting of 28% Russell 3000 Index - TR / 12% Morningstar Global Markets ex-US Index - NR / 46% Bloomberg US Universal Index - TR / 9% FTSE WGBI Non-USD Index / 5% ICE BofAML Treasury 3 Month Index – TR. (f) The Income & Growth Blended Secondary Benchmark is a blended benchmark consisting of 40% S&P 500 / 55% Bloomberg US Aggregate Bond / 5% ICE BofAML Treasury 3 Month Index – TR. (g) The Balanced Blended Benchmark - 1 is a blended benchmark consisting of 42% Morningstar US Market Extended Index - TR / 18% Morningstar Global Markets ex-US Index - NR / 32% Bloomberg US Universal Index - TR / 6% FTSE WGBI Non-USD Index / 2% ICE BofAML Treasury 3 Month Index - TR.(h) The Balanced Blended Benchmark - 2 is a blended benchmark consisting of 42% Russell 3000 Index - TR / 18% Morningstar Global Markets ex-US Index - NR / 32% Bloomberg US Universal Index - TR / 6% FTSE WGBI Non-USD Index / 2% ICE BofAML Treasury 3 Month Index - TR. (i) The Balanced Blended Secondary Benchmark is a blended benchmark consisting of 60% S&P 500 / 38% Bloomberg US Aggregate Bond / 2% ICE BofAML Treasury 3 Month Index – TR. (j) The Growth Blended Benchmark - 1 is a blended benchmark consisting of 56% Morningstar US Market Extended Index - TR / 24% Morningstar Global Markets ex-US Index - NR / 15% Bloomberg US Universal Index - TR / 3% FTSE WGBI Non-USD Index / 2% ICE BofAML Treasury 3 Month Index - TR. (k) The Growth Blended Benchmark - 2 is a blended benchmark consisting of 56% Russell 3000 Index - TR / 24% Morningstar Global Markets ex-US Index - NR / 15% Bloomberg US Universal Index - TR / 3% FTSE WGBI Non-USD Index / 2% ICE BofAML Treasury 3 Month Index - TR. (l) The Growth Blended Secondary Benchmark is a blended benchmark consisting of 80% S&P 500 / 20% Bloomberg US Aggregate Bond Index. (m) The Aggressive Growth Blended Benchmark - 1 is a blended benchmark consisting of 67% Morningstar US Market Extended Index - TR / 28% Morningstar Global Markets ex-US Index - NR / 3% Bloomberg US Universal Index - TR / 2% ICE BofAML Treasury 3 Month Index - TR. (n) The Aggressive Growth Blended Benchmark - 2 is a blended benchmark consisting of 67% Russell 3000 Index - TR / 28% Morningstar Global Markets ex-US Index - NR / 3% Bloomberg US Universal Index - TR / 2% ICE BofAML Treasury 3 Month Index - TR.(o) The Aggressive Growth Blended Secondary Benchmark is a blended benchmark consisting of 95% S&P 500 / 5% Bloomberg US Aggregate Bond Index. Each index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor cannot invest directly in an index. The S&P 500® Index reflects the reinvestment of dividends.

7 | December 31, 2023

Morningstar ETF Asset Allocation Series

Performance Overview (continued)	December 31, 2023 (Unaudited)

†	Also see Notes to Financial Statements (Note 6) for further description of Expense Limitation Agreement in effect and Financial Highlights tables for expense ratios as of December 31, 2023. Note the net expense ratios above, as shown in the current Prospectus, include estimated acquired fund fees, which are not incurred in the expense ratios stated throughout the rest of this report. The Adviser and Sub-Adviser have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that net expense ratios, excluding distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions, and extraordinary expenses, do not exceed a maximum of 0.53% of Class I or Class II shares average daily net assets through April 29, 2024. This means that acquired fund fees and expenses and extraordinary expenses may cause the Portfolio’s gross expense ratios shown above to exceed the maximum amounts of 0.53% for Class I or Class II agreed to by the Adviser and Sub-Adviser.

ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) is the distributor for the Portfolios. The Distributor is not affiliated with the Sub-Adviser.

MORNINGSTAR ETF ASSET ALLOCATION SERIES STRATEGIC ALLOCATION SUMMARY*

*	As of December 31, 2023.

The table below shows there were changes in the strategic allocations provided by Morningstar's proprietary asset allocation methodology for the period ended December 31, 2023. Portfolio holdings are influenced by the strategic allocations, but actual investment percentages in each category may vary from time to time. See each Portfolio’s Schedule of Investments on the following pages for actual holdings allocations as of December 31, 2023.

	Conservative as of		Income and Growth as of		Balanced as of		Growth as of		Aggressive Growth as of
Asset Classes	12/31/2023	12/31/2022	12/31/2023	12/31/2022	12/31/2023	12/31/2022	12/31/2023	12/31/2022	12/31/2023	12/31/2022
U.S. Equity	15.6%	13.5%	29.4%	27.0%	41.5%	39.5%	54.5%	52.5%	63.8%	62.0%
U.S. Bonds	71.0%	71.5%	53.9%	54.0%	35.6%	35.0%	17.7%	20.0%	2.9%	5.0%
Non-U.S. Equity	5.2%	6.5%	11.2%	13.0%	19.1%	20.5%	25.8%	27.5%	31.4%	33.0%
Non-U.S. Bonds	4.0%	6.5%	2.6%	4.0%	2.0%	3.0%	0.0%	0.0%	0.0%	0.0%
Cash Equivalents	4.2%	2.0%	2.9%	2.0%	1.8%	2.0%	2.0%	0.0%	1.9%	0.0%

Each Portfolio allocates investments among multiple ETF asset classes including: U.S. equity, fixed income, real estate, and international ETFs. Asset allocation does not assure a profit or protect against down markets. Equity securities are subject to investment risk, including possible loss of principal amount invested. The stocks of smaller companies are subject to above-average market-price fluctuations. There are specific risks associated with international investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. Real estate investments are subject to specific risks, such as risks related to general and local economic conditions and risks related to individual properties. Fixed income securities are subject to interest rate risk, prepayment risk, and market risk.

The Morningstar ETF Allocation Series Portfolios are not ETFs; instead, they consist of five risk-based asset allocation portfolios that invest in underlying ETFs, which are typically open-end investment companies or unit investment trusts.

8 | December 31, 2023

Morningstar ETF Asset Allocation Series

Performance Overview (continued)	December 31, 2023 (Unaudited)

Conservative – Asset Class Allocation#

(as a percentage of net assets)

Balanced – Asset Class Allocation#

(as a percentage of net assets)

Aggressive Growth – Asset Class Allocation#

(as a percentage of net assets)

Income and Growth – Asset Class Allocation#

(as a percentage of net assets)

Growth – Asset Class Allocation#

(as a percentage of net assets)

#	Portfolio asset classifications used in this chart are employed by one or more widely recognized market indexes or ratings group indexes, and/or are defined by Portfolio management. These classifications have been applied to the securities owned by the underlying ETFs held by each Portfolio as of December 31, 2023 and these underlying securities holdings are shown as a percentage of total Portfolio market value. These asset classifications are unaudited and do not reflect the legal status of any of the investments or companies in which the underlying ETF has invested. Holdings are subject to change and may not reflect the current or future position of the Portfolio.

*	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of December 31, 2023. Holdings are subject to change and do not reflect the current or future position of the Portfolio.

9 | December 31, 2023

Morningstar Conservative ETF Asset Allocation Portfolio

Schedule of Investments	As of December 31, 2023

Security Description	Shares	Value
Exchange Traded Funds - 95.77%
iShares® Broad USD High Yield Corporate Bond ETF	39,933	$1,451,564
iShares® Core S&P 500® ETF	2,539	1,212,703
iShares® Core S&P® Mid-Cap ETF	1,139	315,674
Schwab Fundamental Emerging Markets Large Company Index ETF	10,613	288,037
Schwab Fundamental International Large Company Index ETF	17,727	597,932
Schwab Fundamental U.S. Large Company Index ETF	9,920	614,445
Schwab US TIPS ETF	10,890	568,458
SPDR® Portfolio Intermediate Term Corporate Bond ETF	35,055	1,150,856
VanEck J. P. Morgan EM Local Currency Bond ETF	28,783	729,649
Vanguard® Emerging Markets Government Bond ETF	7,020	447,525
Vanguard® FTSE Developed Markets ETF	12,827	614,413
Vanguard® Intermediate-Term Treasury ETF	24,063	1,427,417
Vanguard® Mortgage-Backed Securities ETF	31,750	1,471,930
Vanguard® Short-Term Bond ETF	65,994	5,082,858
Vanguard® Short-Term Inflation-
Protected Securities ETF	8,668	411,643
Vanguard® Total Bond Market ETF	124,773	9,177,054
Vanguard® Total Stock Market ETF	8,896	2,110,309
Vanguard® Value ETF	2,020	301,990
Total Exchange Traded Funds
(Cost $27,762,906)		27,974,457

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 3.91%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	5.306%	1,143,595	$1,143,595

Total Short-Term Investments
(Cost $1,143,595)			1,143,595

Total Investments - 99.68%
(Total cost $28,906,501)			29,118,052

Other Assets in Excess of Liabilities - 0.32%			93,193

Net Assets - 100.00%			$29,211,245

See Notes to Financial Statements.

10 | December 31, 2023

Morningstar Income and Growth ETF Asset Allocation Portfolio

Schedule of Investments	As of December 31, 2023

Security Description	Shares	Value
Exchange Traded Funds - 97.03%
Columbia EM Core ex-China ETF	18,710	$566,352
iShares® Broad USD High Yield Corporate Bond ETF	51,374	1,867,445
iShares® Core S&P 500® ETF	9,077	4,335,448
iShares® Core S&P® Mid-Cap ETF	4,092	1,134,098
Schwab Fundamental Emerging Markets Large Company Index ETF	29,884	811,052
Schwab Fundamental International Large Company Index ETF	88,445	2,983,250
Schwab Fundamental U.S. Large Company Index ETF	35,060	2,171,616
Schwab US TIPS ETF	15,530	810,666
SPDR® Portfolio Intermediate Term Corporate Bond ETF	40,605	1,333,062
SPDR® Portfolio S&P 600® Small Cap ETF	13,700	577,866
VanEck J. P. Morgan EM Local Currency Bond ETF	32,450	822,607
Vanguard® Emerging Markets Government Bond ETF	8,700	554,625
Vanguard® FTSE Developed Markets ETF	34,954	1,674,297
Vanguard® Intermediate-Term Treasury ETF	26,778	1,588,471
Vanguard® Mortgage-Backed Securities ETF	53,255	2,468,902
Vanguard® Short-Term Bond ETF	94,472	7,276,233
Vanguard® Short-Term Inflation-Protected Securities ETF	11,270	535,212
Vanguard® Total Bond Market ETF	179,171	13,178,027
Vanguard® Total Stock Market ETF	27,415	6,503,386
Vanguard® Value ETF	7,440	1,112,280
Total Exchange Traded Funds
(Cost $50,175,551)		52,304,895
Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 3.07%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	5.306%	1,653,881	$1,653,881

Total Short-Term Investments
(Cost $1,653,881)			1,653,881

Total Investments - 100.10%
(Total cost $51,829,432)			53,958,776

Liabilities in Excess of Other Assets - (0.10)%			(55,978)

Net Assets - 100.00%			$53,902,798

See Notes to Financial Statements.

11 | December 31, 2023

Morningstar Balanced ETF Asset Allocation Portfolio

Schedule of Investments	As of December 31, 2023

Security Description	Shares	Value
Exchange Traded Funds - 98.17%
Columbia EM Core ex-China ETF	109,210	$3,305,787
iShares® Broad USD High Yield Corporate Bond ETF	109,947	3,996,573
iShares® Core S&P 500® ETF	37,048	17,695,236
iShares® Core S&P® Mid-Cap ETF	26,684	7,395,471
Schwab Fundamental Emerging Markets Large Company Index ETF	115,916	3,145,960
Schwab Fundamental International Large Company Index ETF	378,324	12,760,869
Schwab Fundamental U.S. Large Company Index ETF	156,660	9,703,520
Schwab US TIPS ETF	30,130	1,572,786
SPDR® Portfolio Intermediate Term Corporate Bond ETF	48,660	1,597,508
SPDR® Portfolio S&P 600® Small Cap ETF	59,820	2,523,208
VanEck J. P. Morgan EM Local Currency Bond ETF	123,500	3,130,725
Vanguard® FTSE Developed Markets ETF	202,042	9,677,812
Vanguard® FTSE Emerging Markets ETF	38,083	1,565,211
Vanguard® Intermediate-Term Treasury ETF	53,616	3,180,501
Vanguard® Mega Cap Growth ETF	6,175	1,602,474
Vanguard® Mortgage-Backed Securities ETF	69,030	3,200,231
Vanguard® Short-Term Bond ETF	183,617	14,142,181
Vanguard® Total Bond Market ETF	398,400	29,302,320
Vanguard® Total Stock Market ETF	95,274	22,600,898
Vanguard® Value ETF	32,485	4,856,508
Total Exchange Traded Funds
(Cost $140,635,002)		156,955,779
Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 1.90%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	5.306%	3,044,591	$3,044,591

Total Short-Term Investments
(Cost $3,044,591)			3,044,591

Total Investments - 100.07%
(Total cost $143,679,593)			160,000,370

Liabilities in Excess of Other Assets - (0.07)%			(111,981)

Net Assets - 100.00%			$159,888,389

See Notes to Financial Statements.

12 | December 31, 2023

Morningstar Growth ETF Asset Allocation Portfolio

Schedule of Investments	As of December 31, 2023

Security Description	Shares	Value
Exchange Traded Funds - 98.00%
Columbia EM Core ex-China ETF	244,770	$7,409,188
iShares® Broad USD High Yield Corporate Bond ETF	65,890	2,395,102
iShares® Core S&P 500® ETF	66,891	31,949,148
iShares® Core S&P® Mid-Cap ETF	64,415	17,852,617
Schwab Fundamental Emerging Markets Large Company Index ETF	265,532	7,206,539
Schwab Fundamental International Large Company Index ETF	724,701	24,444,165
Schwab Fundamental U.S. Large Company Index ETF	281,350	17,426,819
SPDR® Portfolio S&P 600® Small Cap ETF	119,430	5,037,557
SPDR® S&P 600 Small CapValue ETF	45,250	3,769,778
Vanguard® FTSE Developed Markets ETF	461,087	22,086,067
Vanguard® FTSE Emerging Markets ETF	57,052	2,344,837
Vanguard® Mega Cap Growth ETF	19,810	5,140,893
Vanguard® Mortgage-Backed Securities ETF	51,690	2,396,348
Vanguard® Short-Term Bond ETF	188,436	14,513,341
Vanguard® Total Bond Market ETF	330,600	24,315,630
Vanguard® Total Stock Market ETF	191,756	45,488,358
Vanguard® Value ETF	48,677	7,277,212
Total Exchange Traded Funds
(Cost $202,430,235)		241,053,599

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 2.19%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	5.306%	5,385,715	$5,385,715

Total Short-Term Investments
(Cost $5,385,715)			5,385,715

Total Investments - 100.19%
(Total cost $207,815,950)			246,439,314

Liabilities in Excess of Other Assets - (0.19)%			(455,095)

Net Assets - 100.00%			$245,984,219

See Notes to Financial Statements.

13 | December 31, 2023

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

Schedule of Investments	As of December 31, 2023

Security Description	Shares	Value
Exchange Traded Funds - 98.04%
Columbia EM Core ex-China ETF	197,785	$5,986,952
iShares® Core S&P 500® ETF	58,293	27,842,486
iShares® Core S&P® Mid-Cap ETF	58,041	16,086,063
Schwab Fundamental Emerging Markets Large Company Index ETF	227,474	6,173,644
Schwab Fundamental International Large Company Index ETF	702,328	23,689,524
Schwab Fundamental U.S. Large Company Index ETF	224,840	13,926,590
SPDR® Portfolio S&P 600® Small Cap ETF	130,445	5,502,170
SPDR® S&P 600 Small CapValue ETF	33,340	2,777,555
Vanguard® FTSE Developed Markets ETF	343,965	16,475,924
Vanguard® FTSE Emerging Markets ETF	60,401	2,482,481
Vanguard® Mega Cap Growth ETF	16,940	4,396,099
Vanguard® Short-Term Bond ETF	21,110	1,625,892
Vanguard® Total Bond Market ETF	46,238	3,400,805
Vanguard® Total Stock Market ETF	150,251	35,642,542
Vanguard® Value ETF	34,738	5,193,331
Total Exchange Traded Funds
(Cost $139,991,593)		171,202,058
	7-Day
Security Description	Yield	Shares	Value
Short-Term Investments - 2.01%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	5.306%	3,505,281	$3,505,281

Total Short-Term Investments
(Cost $3,505,281)			3,505,281

Total Investments - 100.05%
(Total cost $143,496,874)			174,707,339

Liabilities in Excess of Other Assets - (0.05)%			(80,717)

Net Assets - 100.00%			$174,626,622

See Notes to Financial Statements.

14 | December 31, 2023

Morningstar ETF Asset Allocation Series

Statements of Assets and Liabilities	As of December 31, 2023

	Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio	Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
ASSETS:

Investments, at value	$29,118,052	$53,958,776	$160,000,370	$246,439,314	$174,707,339
Receivable for shares sold	130,300	3,640	12,939	51,101	10,890
Dividends receivable	4,833	6,463	12,699	21,532	15,432
Other assets	458	831	2,373	3,482	2,346
Total Assets	29,253,643	53,969,710	160,028,381	246,515,429	174,736,007

LIABILITIES:

Payable for shares redeemed	6,515	14,559	22,672	368,059	5,935
Payable to advisor	3,538	13,383	52,155	91,812	55,168
Payable for distribution and service fees	4,922	9,669	25,458	25,682	11,738
Payable for audit fees	16,071	16,071	16,071	16,071	16,071
Accrued expenses and other liabilities	11,352	13,230	23,636	29,586	20,473
Total Liabilities	42,398	66,912	139,992	531,210	109,385
Net Assets	$29,211,245	$53,902,798	$159,888,389	$245,984,219	$174,626,622

NET ASSETS CONSIST OF:

Paid-in capital	$30,945,114	$50,681,814	$139,569,643	$198,248,184	$137,918,141
Total distributable earnings/ (accumulated losses)	(1,733,869)	3,220,984	20,318,746	47,736,035	36,708,481
Net Assets	$29,211,245	$53,902,798	$159,888,389	$245,984,219	$174,626,622

Investments, at Cost	$28,906,501	$51,829,432	$143,679,593	$207,815,950	$143,496,874

PRICING OF SHARES:

Class I:
Net Assets	$5,807,910	$7,966,708	$38,412,602	$122,310,003	$117,800,579
Shares of beneficial interest outstanding	582,811	868,166	3,756,638	10,539,207	8,438,499
Net assets value, offering and redemption price per share	$9.97	$9.18	$10.23	$11.61	$13.96

Class II:
Net Assets	$23,403,335	$45,936,090	$121,475,787	$123,674,216	$56,826,043
Shares of beneficial interest outstanding	2,360,449	4,661,946	11,693,398	10,904,536	4,124,082
Net assets value, offering and redemption price per share	$9.91	$9.85	$10.39	$11.34	$13.78

See Notes to Financial Statements.

15 | December 31, 2023

Morningstar ETF Asset Allocation Series

Statements of Operations	For the Year Ended December 31, 2023

	Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio	Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
INVESTMENT INCOME:
Dividends	$882,980	$1,506,843	$4,052,641	$5,556,670	$3,685,341
Total Investment Income	882,980	1,506,843	4,052,641	5,556,670	3,685,341

EXPENSES:
Investment advisor fee	131,785	241,085	692,490	1,031,561	700,634
Recoupment of previously waived fees	–	–	–	–	5,244
12b-1 fees:
Class II	59,747	115,626	296,140	291,163	133,976
Custodian fees	6,343	7,277	11,135	18,267	10,644
Administration fees	9,636	9,636	9,636	9,636	9,636
Legal fees	2,768	5,216	14,875	21,807	14,615
Audit fees	15,558	15,558	15,558	15,558	15,558
Trustees' fees and expenses	9,703	17,631	50,233	74,545	50,166
Report to shareholder fees	5,129	8,191	11,042	12,952	9,586
Other expenses	11,509	14,210	19,025	29,726	22,188
Total expenses before waiver/reimbursements	252,178	434,430	1,120,134	1,505,215	972,247
Less fees waived/reimbursed by investment advisor
Class I	(6,941)	(4,830)	(1,925)	–	(8,111)
Class II	(30,337)	(29,973)	(6,104)	–	(3,887)
Total Net Expenses	214,900	399,627	1,112,105	1,505,215	960,249
Net Investment Income	668,080	1,107,216	2,940,536	4,051,455	2,725,092

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on investments	(1,429,859)	292,643	1,526,716	5,272,789	2,935,067
Net change in unrealized appreciation on investments	3,055,388	3,986,013	14,208,759	23,871,557	19,291,766
Net Realized and Unrealized Gain on Investments	1,625,529	4,278,656	15,735,475	29,144,346	22,226,833
Net Increase in Net Assets Resulting from Operations	$2,293,609	$5,385,872	$18,676,011	$33,195,801	$24,951,925

See Notes to Financial Statements.

16 | December 31, 2023

Morningstar Conservative ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022
OPERATIONS:

Net investment income	$668,080	$671,613
Net realized loss	(1,429,859)	(476,390)
Long-term capital gain distributions from other investment companies	–	18,568
Net change in unrealized appreciation/(depreciation)	3,055,388	(4,474,741)
Net increase/(decrease) in net assets resulting from operations	2,293,609	(4,260,950)

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	(204,778)	(270,558)
Class II	(798,401)	(1,403,525)
Total distributions	(1,003,179)	(1,674,083)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	976,069	1,581,750
Issued to shareholders in reinvestment of distributions	204,778	270,558
Cost of shares redeemed	(694,810)	(859,777)
Net increase from share transactions	486,037	992,531
Class II
Proceeds from sale of shares	3,704,608	16,875,259
Issued to shareholders in reinvestment of distributions	798,401	1,403,525
Cost of shares redeemed	(8,743,848)	(17,355,650)
Net increase/(decrease) from share transactions	(4,240,839)	923,134

Net decrease in net assets	(2,464,372)	(4,019,368)

NET ASSETS:

Beginning of year	31,675,617	35,694,985
End of year	$29,211,245	$31,675,617

OTHER INFORMATION - SHARES:

Class I
Sold	98,956	152,244
Reinvested	21,068	27,807
Redeemed	(70,635)	(80,621)
Net increase in shares outstanding	49,389	99,430

Class II
Sold	378,628	1,636,275
Reinvested	82,565	144,992
Redeemed	(892,931)	(1,692,624)
Net increase/(decrease) in shares outstanding	(431,738)	88,643

See Notes to Financial Statements.

17 | December 31, 2023

Morningstar Income and Growth ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022
OPERATIONS:

Net investment income	$1,107,216	$1,142,435
Net realized gain	292,643	460,627
Long-term capital gain distributions from other investment companies	–	15,105
Net change in unrealized appreciation/(depreciation)	3,986,013	(10,045,222)
Net increase/(decrease) in net assets resulting from operations	5,385,872	(8,427,055)

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	(275,674)	(485,802)
Class II	(1,387,333)	(3,026,299)
Total distributions	(1,663,007)	(3,512,101)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	1,977,591	1,441,830
Issued to shareholders in reinvestment of distributions	275,674	485,802
Cost of shares redeemed	(1,655,628)	(2,827,006)
Net increase/(decrease) from share transactions	597,637	(899,374)
Class II
Proceeds from sale of shares	3,118,769	3,427,896
Issued to shareholders in reinvestment of distributions	1,387,333	3,026,299
Cost of shares redeemed	(8,594,500)	(9,972,685)
Net decrease from share transactions	(4,088,398)	(3,518,490)

Net increase/(decrease) in net assets	232,104	(16,357,020)

NET ASSETS:

Beginning of year	53,670,694	70,027,714
End of year	$53,902,798	$53,670,694

OTHER INFORMATION - SHARES:

Class I
Sold	221,124	154,096
Reinvested	31,044	55,647
Redeemed	(186,814)	(285,508)
Net increase/(decrease) in shares outstanding	65,354	(75,765)

Class II
Sold	326,078	333,952
Reinvested	145,423	323,668
Redeemed	(898,923)	(991,534)
Net decrease in shares outstanding	(427,422)	(333,914)

See Notes to Financial Statements.

18 | December 31, 2023

Morningstar Balanced ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022
OPERATIONS:

Net investment income	$2,940,536	$3,159,271
Net realized gain	1,526,716	3,512,495
Long-term capital gain distributions from other investment companies	–	26,742
Net change in unrealized appreciation/(depreciation)	14,208,759	(29,921,699)
Net increase/(decrease) in net assets resulting from operations	18,676,011	(23,223,191)

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	(1,692,660)	(2,315,091)
Class II	(5,026,726)	(7,817,333)
Total distributions	(6,719,386)	(10,132,424)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	3,418,481	4,270,242
Issued to shareholders in reinvestment of distributions	1,692,660	2,315,091
Cost of shares redeemed	(2,738,704)	(4,223,721)
Net increase from share transactions	2,372,437	2,361,612
Class II
Proceeds from sale of shares	10,070,440	11,464,968
Issued to shareholders in reinvestment of distributions	5,026,726	7,817,333
Cost of shares redeemed	(20,416,860)	(20,572,825)
Net decrease from share transactions	(5,319,694)	(1,290,524)

Net increase/(decrease) in net assets	9,009,368	(32,284,527)

NET ASSETS:

Beginning of year	150,879,021	183,163,548
End of year	$159,888,389	$150,879,021

OTHER INFORMATION - SHARES:

Class I
Sold	344,201	407,341
Reinvested	172,193	240,904
Redeemed	(275,206)	(397,985)
Net increase in shares outstanding	241,188	250,260

Class II
Sold	991,099	1,058,273
Reinvested	503,176	800,956
Redeemed	(2,023,305)	(1,929,068)
Net decrease in shares outstanding	(529,030)	(69,839)

See Notes to Financial Statements.

19 | December 31, 2023

Morningstar Growth ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022
OPERATIONS:

Net investment income	$4,051,455	$4,442,591
Net realized gain	5,272,789	5,479,988
Long-term capital gain distributions from other investment companies	–	21,500
Net change in unrealized appreciation/(depreciation)	23,871,557	(43,718,231)
Net increase/(decrease) in net assets resulting from operations	33,195,801	(33,774,152)

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	(4,958,611)	(6,377,481)
Class II	(4,859,258)	(6,707,117)
Total distributions	(9,817,869)	(13,084,598)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	8,299,088	10,876,492
Issued to shareholders in reinvestment of distributions	4,958,611	6,377,481
Cost of shares redeemed	(9,806,248)	(6,559,628)
Net increase from share transactions	3,451,451	10,694,345
Class II
Proceeds from sale of shares	8,840,921	9,789,060
Issued to shareholders in reinvestment of distributions	4,859,258	6,707,117
Cost of shares redeemed	(16,134,399)	(15,519,386)
Net increase/(decrease) from share transactions	(2,434,220)	976,791

Net increase/(decrease) in net assets	24,395,163	(35,187,614)

NET ASSETS:

Beginning of year	221,589,056	256,776,670
End of year	$245,984,219	$221,589,056

OTHER INFORMATION - SHARES:

Class I
Sold	746,376	942,682
Reinvested	447,932	600,516
Redeemed	(886,409)	(569,964)
Net increase in shares outstanding	307,899	973,234

Class II
Sold	809,128	869,018
Reinvested	449,100	645,536
Redeemed	(1,496,730)	(1,383,217)
Net increase/(decrease) in shares outstanding	(238,502)	131,337

See Notes to Financial Statements.

20 | December 31, 2023

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022
OPERATIONS:

Net investment income	$2,725,092	$2,927,994
Net realized gain	2,935,067	3,411,487
Long-term capital gain distributions from other investment companies	–	3,284
Net change in unrealized appreciation/(depreciation)	19,291,766	(26,377,011)
Net increase/(decrease) in net assets resulting from operations	24,951,925	(20,034,246)

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	(4,271,100)	(4,955,694)
Class II	(1,983,032)	(2,726,738)
Total distributions	(6,254,132)	(7,682,432)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	13,725,014	12,098,544
Issued to shareholders in reinvestment of distributions	4,271,100	4,955,694
Cost of shares redeemed	(5,041,757)	(4,135,696)
Net increase from share transactions	12,954,357	12,918,542
Class II
Proceeds from sale of shares	5,321,301	8,211,554
Issued to shareholders in reinvestment of distributions	1,983,032	2,726,738
Cost of shares redeemed	(8,652,946)	(5,366,169)
Net increase/(decrease) from share transactions	(1,348,613)	5,572,123

Net increase/(decrease) in net assets	30,303,537	(9,226,013)

NET ASSETS:

Beginning of year	144,323,085	153,549,098
End of year	$174,626,622	$144,323,085

OTHER INFORMATION - SHARES:

Class I
Sold	1,033,519	910,195
Reinvested	322,591	395,506
Redeemed	(381,798)	(309,620)
Net increase in shares outstanding	974,312	996,081

Class II
Sold	409,431	631,359
Reinvested	151,608	220,254
Redeemed	(666,943)	(401,752)
Net increase/(decrease) in shares outstanding	(105,904)	449,861

See Notes to Financial Statements.

21 | December 31, 2023

Morningstar Conservative ETF Asset Allocation Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$9.57	$11.43	$11.65	$11.18	$10.50
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.25	0.25	0.19	0.19	0.24
Net realized and unrealized gain/(loss) on investments	0.52	(1.57)	0.11	0.56	0.78
Total income/(loss) from investment operations	0.77	(1.32)	0.30	0.75	1.02

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(0.26)	(0.18)	(0.20)	(0.22)	(0.25)
From net realized gain	(0.11)	(0.36)	(0.32)	(0.06)	(0.09)
Total distributions	(0.37)	(0.54)	(0.52)	(0.28)	(0.34)
Net increase/(decrease) in net asset value	0.40	(1.86)	(0.22)	0.47	0.68
Net asset value - end of year	$9.97	$9.57	$11.43	$11.65	$11.18

Total Return*	8.19%	(11.61)%	2.51%	6.80%	9.75%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$5,808	$5,102	$4,959	$4,334	$4,362
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.66%	0.61%	0.65%	0.62%	0.62%
Net expenses after waiver/reimbursements	0.53%	0.53%	0.53%	0.53%	0.53%
Net investment income after waiver/reimbursements	2.53%	2.36%	1.65%	1.65%	2.17%
Portfolio turnover rate	32%	67%	20%	73%	17%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.

22 | December 31, 2023

Morningstar Conservative ETF Asset Allocation Portfolio – Class II

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$9.52	$11.37	$11.59	$11.13	$10.45
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.22	0.22	0.16	0.16	0.21
Net realized and unrealized gain/(loss) on investments	0.52	(1.55)	0.11	0.56	0.78
Total income/(loss) from investment operations	0.74	(1.33)	0.27	0.72	0.99

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(0.23)	(0.16)	(0.17)	(0.20)	(0.22)
From net realized gain	(0.12)	(0.36)	(0.32)	(0.06)	(0.09)
Total distributions	(0.35)	(0.52)	(0.49)	(0.26)	(0.31)
Net increase/(decrease) in net asset value	0.39	(1.85)	(0.22)	0.46	0.68
Net asset value - end of year	$9.91	$9.52	$11.37	$11.59	$11.13

Total Return*	7.84%	(11.82)%	2.28%	6.49%	9.53%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$23,403	$26,573	$30,736	$33,236	$30,346
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.91%	0.86%	0.90%	0.87%	0.87%
Net expenses after waiver/reimbursements	0.78%	0.78%	0.78%	0.78%	0.78%
Net investment income after waiver/reimbursements	2.23%	2.08%	1.35%	1.42%	1.90%
Portfolio turnover rate	32%	67%	20%	73%	17%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.

23 | December 31, 2023

Morningstar Income and Growth ETF Asset Allocation Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$8.58	$10.52	$10.38	$9.90	$9.19
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.21	0.21	0.20	0.17	0.22
Net realized and unrealized gain/(loss) on investments	0.72	(1.49)	0.49	0.69	0.99
Total income/(loss) from investment operations	0.93	(1.28)	0.69	0.86	1.21

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(0.24)	(0.21)	(0.19)	(0.25)	(0.25)
From net realized gain	(0.09)	(0.45)	(0.36)	(0.13)	(0.25)
Total distributions	(0.33)	(0.66)	(0.55)	(0.38)	(0.50)
Net increase/(decrease) in net asset value	0.60	(1.94)	0.14	0.48	0.71
Net asset value - end of year	$9.18	$8.58	$10.52	$10.38	$9.90

Total Return*	10.99%	(12.31)%	6.66%	8.73%	13.19%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$7,967	$6,892	$9,245	$6,333	$5,640
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.60%	0.56%	0.56%	0.57%	0.56%
Net expenses after waiver/reimbursements	0.53%	0.53%	0.53%	0.53%	0.53%
Net investment income after waiver/reimbursements	2.32%	2.17%	1.85%	1.72%	2.19%
Portfolio turnover rate	34%	23%	16%	47%	10%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.

24 | December 31, 2023

Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$9.19	$11.21	$11.02	$10.49	$9.71
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.19	0.19	0.16	0.15	0.20
Net realized and unrealized gain/(loss) on investments	0.77	(1.58)	0.55	0.73	1.05
Total income/(loss) from investment operations	0.96	(1.39)	0.71	0.88	1.25

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(0.21)	(0.18)	(0.16)	(0.22)	(0.22)
From net realized gain	(0.09)	(0.45)	(0.36)	(0.13)	(0.25)
Total distributions	(0.30)	(0.63)	(0.52)	(0.35)	(0.47)
Net increase/(decrease) in net asset value	0.66	(2.02)	0.19	0.53	0.78
Net asset value - end of year	$9.85	$9.19	$11.21	$11.02	$10.49

Total Return*	10.59%	(12.54)%	6.47%	8.43%	12.90%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$45,936	$46,779	$60,783	$62,967	$66,339
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.84%	0.81%	0.81%	0.81%	0.81%
Net expenses after waiver/reimbursements	0.78%	0.78%	0.78%	0.78%	0.78%
Net investment income after waiver/reimbursements	2.03%	1.88%	1.43%	1.42%	1.93%
Portfolio turnover rate	34%	23%	16%	47%	10%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.

25 | December 31, 2023

Morningstar Balanced ETF Asset Allocation Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$9.48	$11.65	$11.10	$10.50	$9.41
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.21	0.23	0.21	0.18	0.23
Net realized and unrealized gain/(loss) on investments	1.01	(1.68)	1.00	0.80	1.32
Total income/(loss) from investment operations	1.22	(1.45)	1.21	0.98	1.55

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(0.23)	(0.22)	(0.19)	(0.24)	(0.25)
From net realized gain	(0.24)	(0.50)	(0.47)	(0.14)	(0.21)
Total distributions	(0.47)	(0.72)	(0.66)	(0.38)	(0.46)
Net increase/(decrease) in net asset value	0.75	(2.17)	0.55	0.60	1.09
Net asset value - end of year	$10.23	$9.48	$11.65	$11.10	$10.50

Total Return*	13.11%	(12.60)%	11.00%	9.41%	16.57%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$38,413	$33,315	$38,044	$30,293	$27,725
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.54%	0.53%	0.53%	0.53%	0.53%
Net expenses after waiver/reimbursements	0.53%	0.53%	0.53%	0.53%	0.53%
Net investment income after waiver/reimbursements	2.13%	2.18%	1.79%	1.76%	2.23%
Portfolio turnover rate	35%	23%	15%	53%	7%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.

26 | December 31, 2023

Morningstar Balanced ETF Asset Allocation Portfolio – Class II

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$9.62	$11.81	$11.24	$10.63	$9.52
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.19	0.20	0.17	0.16	0.20
Net realized and unrealized gain/(loss) on investments	1.03	(1.71)	1.03	0.81	1.33
Total income/(loss) from investment operations	1.22	(1.51)	1.20	0.97	1.53

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(0.21)	(0.18)	(0.16)	(0.22)	(0.21)
From net realized gain	(0.24)	(0.50)	(0.47)	(0.14)	(0.21)
Total distributions	(0.45)	(0.68)	(0.63)	(0.36)	(0.42)
Net increase/(decrease) in net asset value	0.77	(2.19)	0.57	0.61	1.11
Net asset value - end of year	$10.39	$9.62	$11.81	$11.24	$10.63

Total Return*	12.82%	(12.88)%	10.79%	9.12%	16.26%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$121,476	$117,564	$145,119	$149,159	$144,005
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.79%	0.78%	0.78%	0.78%	0.78%
Net expenses after waiver/reimbursements	0.78%	0.78%	0.78%	0.78%	0.78%
Net investment income after waiver/reimbursements	1.84%	1.89%	1.45%	1.50%	1.96%
Portfolio turnover rate	35%	23%	15%	53%	7%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.

27 | December 31, 2023

Morningstar Growth ETF Asset Allocation Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$10.49	$12.81	$11.69	$11.12	$9.88
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.21	0.24	0.22	0.18	0.24
Net realized and unrealized gain/(loss) on investments	1.40	(1.90)	1.54	0.95	1.74
Total income/(loss) from investment operations	1.61	(1.66)	1.76	1.13	1.98

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(0.23)	(0.21)	(0.19)	(0.25)	(0.23)
From net realized gain	(0.26)	(0.45)	(0.45)	(0.31)	(0.51)
Total distributions	(0.49)	(0.66)	(0.64)	(0.56)	(0.74)
Net increase/(decrease) in net asset value	1.12	(2.32)	1.12	0.57	1.24
Net asset value - end of year	$11.61	$10.49	$12.81	$11.69	$11.12

Total Return*	15.61%	(12.96)%	15.09%	10.26%	20.14%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$122,310	$107,289	$118,634	$101,796	$91,240
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.53%	0.52%	0.52%	0.53%	0.53%
Net expenses after waiver/reimbursements	0.53%	0.52%	0.52%	0.53%	0.53%
Net investment income after waiver/reimbursements	1.90%	2.08%	1.74%	1.74%	2.23%
Portfolio turnover rate	35%	26%	15%	47%	14%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.

28 | December 31, 2023

Morningstar Growth ETF Asset Allocation Portfolio – Class II

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$10.26	$12.55	$11.46	$10.91	$9.71
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.18	0.20	0.18	0.15	0.21
Net realized and unrealized gain/(loss) on investments	1.36	(1.86)	1.52	0.93	1.70
Total income/(loss) from investment operations	1.54	(1.66)	1.70	1.08	1.91

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(0.20)	(0.18)	(0.16)	(0.22)	(0.20)
From net realized gain	(0.26)	(0.45)	(0.45)	(0.31)	(0.51)
Total distributions	(0.46)	(0.63)	(0.61)	(0.53)	(0.71)
Net increase/(decrease) in net asset value	1.08	(2.29)	1.09	0.55	1.20
Net asset value - end of year	$11.34	$10.26	$12.55	$11.46	$10.91

Total Return*	15.27%	(13.25)%	14.88%	10.01%	19.77%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$123,674	$114,300	$138,143	$131,873	$135,935
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.78%	0.77%	0.77%	0.78%	0.78%
Net expenses after waiver/reimbursements	0.78%	0.77%	0.77%	0.78%	0.78%
Net investment income after waiver/reimbursements	1.64%	1.80%	1.44%	1.45%	1.97%
Portfolio turnover rate	35%	26%	15%	47%	14%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.

29 | December 31, 2023

Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$12.40	$15.05	$13.13	$12.35	$10.63
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.25	0.29	0.27	0.20	0.27
Net realized and unrealized gain/(loss) on investments	1.84	(2.22)	2.16	1.07	2.10
Total income/(loss) from investment operations	2.09	(1.93)	2.43	1.27	2.37

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(0.25)	(0.24)	(0.19)	(0.25)	(0.22)
From net realized gain	(0.28)	(0.48)	(0.32)	(0.24)	(0.43)
Total distributions	(0.53)	(0.72)	(0.51)	(0.49)	(0.65)
Net increase/(decrease) in net asset value	1.56	(2.65)	1.92	0.78	1.72
Net asset value - end of year	$13.96	$12.40	$15.05	$13.13	$12.35

Total Return*	17.10%	(12.92)%	18.60%	10.34%	22.44%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$117,801	$92,533	$97,338	$76,410	$64,894
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.54%	0.53%	0.54%	0.55%	0.55%
Net expenses after waiver/reimbursements	0.53%	0.53%	0.53%	0.53%	0.53%
Net investment income after waiver/reimbursements	1.86%	2.15%	1.83%	1.75%	2.30%
Portfolio turnover rate	37%	23%	18%	45%	17%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.

30 | December 31, 2023

Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$12.24	$14.87	$12.98	$12.23	$10.53
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.20	0.25	0.22	0.17	0.24
Net realized and unrealized gain/(loss) on investments	1.84	(2.20)	2.15	1.04	2.08
Total income/(loss) from investment operations	2.04	(1.95)	2.37	1.21	2.32

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(0.22)	(0.20)	(0.16)	(0.22)	(0.19)
From net realized gain	(0.28)	(0.48)	(0.32)	(0.24)	(0.43)
Total distributions	(0.50)	(0.68)	(0.48)	(0.46)	(0.62)
Net increase/(decrease) in net asset value	1.54	(2.63)	1.89	0.75	1.70
Net asset value - end of year	$13.78	$12.24	$14.87	$12.98	$12.23

Total Return*	16.88%	(13.17)%	18.33%	9.96%	22.17%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$56,826	$51,790	$56,211	$53,243	$51,872
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.79%	0.78%	0.79%	0.80%	0.80%
Net expenses after waiver/reimbursements	0.78%	0.78%	0.78%	0.78%	0.78%
Net investment income after waiver/reimbursements	1.53%	1.90%	1.50%	1.45%	2.03%
Portfolio turnover rate	37%	23%	18%	45%	17%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.

31 | December 31, 2023

ALPS | Alerian Energy Infrastructure Portfolio

Performance Overview	December 31, 2023 (Unaudited)

Investment Objective

The ALPS | Alerian Energy Infrastructure Portfolio (the "Portfolio") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index (the “AMEI” or "Underlying Index").

Portfolio Overview (as of December 31, 2023)

During the twelve-month period from January 1, 2023, to December 31, 2023, the portfolio delivered a total return of 13.91%. This compares to the Portfolio’s Underlying Index, the Alerian Midstream Energy Select Index (“AMEI” or “index”), which increased 8.53% on a price-return basis and 15.79% on a total-return basis.

During the fiscal year, Delek Logistics (DKL) was removed from the Underlying Index during a quarterly rebalancing. Magellan Midstream Partners (MMP), Holly Energy Partners (HEP) and Crestwood Equity Partners (CEQP) were also removed from the Underlying Index due to their acquisition by another entity. There were no material changes to the Underlying Index methodology during the period.

Energy infrastructure outperformed the broader energy sector in 2023 as fee-based business models and more generous yields were supportive for AMEI’s performance amid weaker oil and natural gas prices. Energy infrastructure generally outperformed other income investments that may have been more challenged by rising interest rates, including REITs, utilities, and the corporate bond benchmark. Returns among AMEI constituents were mixed as MLPs generally led and Canadian corporations largely lagged. AMEI constituents continue to opportunistically invest in clean energy solutions, including carbon capture, hydrogen, and renewable fuels.

Looking ahead, ALPS Advisors, Inc. (“ALPS”) believes oil and natural gas price volatility is likely to continue in 2024. If commodity prices see little improvement, ALPS believes energy infrastructure’s fee-based business models and more defensive qualities should prove beneficial. It is ALPS’ view that the vast majority of AMEI constituents are well positioned to continue generating free cash flow regardless of the commodity price environment. ALPS expects excess cash flow to support ongoing dividend growth and share repurchases in 2024 and beyond. As of December 29, 2023, 89.52% of the AMEI index had grown their dividends over the past year, and 68.30% had a buyback authorization in place.

Ryan Mischker	Andrew Hicks
Co-Portfolio Manager	Co-Portfolio Manager

32 | December 31, 2023

ALPS | Alerian Energy Infrastructure Portfolio

Performance Overview (continued)	December 31, 2023 (Unaudited)

PORTFOLIO PERFORMANCE | AS OF DECEMBER 31, 2023

					Since Inception (5/01/13)	Annualized Expense Ratios as disclosed in current prospectus dated 4/28/23
	1 Year	3 Year	5 Year	10 Year		Gross	Net[1]
ALPS | Alerian Energy Infrastructure Portfolio - Class I	14.25%	23.01%	11.05%	3.08%	3.60%	0.97%	0.95%
ALPS | Alerian Energy Infrastructure Portfolio - Class III	13.91%	22.56%	10.67%	2.70%	3.19%	1.32%	1.30%
Alerian Midstream Energy Select Index[2]	15.79%	24.76%	12.71%	4.49%	5.03%

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolios will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The tables above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

[1]	Also see Notes to Financial Statements (Note 6) for further description of Expense Limitation Agreement in effect, and Financial Highlights tables for expense ratios as of December 31, 2023. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that net expense ratios, excluding distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions, and extraordinary expenses, do not exceed 0.80% of either Class I or Class III shares average daily net assets through April 29, 2024. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.
[2]	The Alerian Midstream Energy Select Index is a composite of North American energy infrastructure companies engaged in the pipeline transportation, storage, and processing of energy commodities. An investor cannot invest directly in an index.

The statements and opinions expressed in this commentary are those of the author, are as of the date of this report, are subject to change, and may not reflect the author’s current views. The information, data, and analyses presented in this commentary do not constitute investment advice; are provided solely for informational purposes; and, therefore are not an offer to buy or sell a particular security. The data and/or information noted are from what we believe to be reliable sources; however, ALPS Advisors, Inc. has no control over the methods or means used to collect the data and/or information and therefore cannot guarantee its accuracy or completeness. The opinions and estimates noted are as of a certain date and subject to change.

Past performance does not guarantee future results. There is no assurance that the investment process will consistently lead to successful investing.

Asset allocation and diversification do not eliminate the risk of experiencing investment losses.

This commentary contains certain forward-looking statements. We use words such as “expects”, “anticipates”, “believes”, “estimates”, “forecasts”, and similar expressions to identify forward-looking statements. Such forward-looking statements involve known and unknown risks, uncertainties and other factors which may cause the actual results to differ materially and/or substantially from any future results, performance or achievements expressed or implied by those projected in the forward-looking statements for any reason.

Investments in securities of MLPs involve risks that differ from an investment in common stock. MLPs are controlled by their general partners, which generally have conflicts of interest and limited fiduciary duties to the MLP, which may permit the general partner to favor its own interests over the MLPs.

The benefit you are expected to derive from the Portfolio’s investment in MLPs depends largely on the MLPs being treated as partnerships for federal income tax purposes. As a partnership, an MLP has no federal income tax liability at the entity level. Therefore, treatment of one or more MLPs as a corporation for federal income tax purposes could affect the Portfolio’s ability to meet its investment objective and would reduce the amount of cash available to pay or distribute to you.

If an MLP in the Portfolio is deemed a corporation rather than a partnership for federal income tax purposes, then the income would be subject to federal taxation at the entity level, reducing the amount of cash available for distribution to the Portfolio which could result in a reduction of the Portfolio’s value.

Legislative, judicial, or administrative changes and differing interpretations, possibly on a retroactive basis, could negatively impact the value of an investment in MLPs and therefore the value of your investment in the Portfolio.

The ALPS | Alerian Energy Infrastructure Portfolio is distributed by ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”). The Distributor is unaffiliated with the Alerian Index Series.

33 | December 31, 2023

ALPS | Alerian Energy Infrastructure Portfolio

Performance Overview (continued)	December 31, 2023 (Unaudited)

Top 10 Holdings(1)(2) (as of December 31, 2023)

Energy Transfer LP	9.18%
Enbridge, Inc.	8.96%
Enterprise Products Partners LP	8.44%
ONEOK, Inc.	5.13%
Plains GP Holdings LP	5.11%
Pembina Pipeline Corp.	5.09%
TC Energy Corp.	5.05%
Targa Resources Corp.	4.91%
Kinder Morgan, Inc.	4.90%
The Williams Cos., Inc.	4.90%
Total	61.67%

(1)	% of Net Assets.
(2)	Holdings are subject to change and may not reflect the current or future position of the Portfolio.
(3)	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of December 31, 2023.

Sector Allocation(1)(2)

The illustration below is based on a hypothetical $10,000 investment in the Portfolio since inception (May 1, 2013). All results shown assume reinvestments of dividends and capital gains.

Growth of $10,000 (as of December 31, 2023)

ALPS | Alerian Energy Infrastructure Portfolio (return of $10,000 based on actual performance)

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The tables and graphs within the performance overview section do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance data does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

34 | December 31, 2023

ALPS | Alerian Energy Infrastructure Portfolio

Schedule of Investments	As of December 31, 2023

Security Description	Shares	Value
Canadian Energy Infrastructure Companies - 26.10%
Enbridge, Inc.	281,813	$10,144,885
Gibson Energy, Inc.	161,405	2,452,046
Keyera Corp.	226,528	5,475,787
Pembina Pipeline Corp.	167,552	5,768,629
TC Energy Corp.	146,273	5,713,815

Total Canadian Energy Infrastructure Companies
(Cost $32,179,288)		29,555,162

U.S. Energy Infrastructure Companies - 30.09%
Cheniere Energy, Inc.	32,423	5,534,930
DT Midstream, Inc.	97,304	5,332,259
Equitrans Midstream Corp.	463,056	4,713,910
Kinder Morgan, Inc.	314,819	5,553,407
Kinetik Holdings, Inc.	16,960	566,464
NextDecade Corp. (1)	117,724	561,544
ONEOK, Inc.	82,695	5,806,843
Targa Resources Corp.	63,952	5,555,510
Tellurian, Inc. (1)	602,568	455,301

Total U.S. Energy Infrastructure Companies
(Cost $30,783,483)		34,080,168

U.S. Energy Infrastructure MLPs - 26.86%
Energy Transfer LP	753,541	10,398,866
Enterprise Products Partners LP	362,764	9,558,831
Genesis Energy LP	41,409	479,516
Hess Midstream LP, Class A	67,525	2,135,816
MPLX LP	134,361	4,933,736
NuStar Energy LP	40,124	749,516
Western Midstream Partners LP	73,880	2,161,729

Total U.S. Energy Infrastructure MLPs
(Cost $26,552,467)		30,418,010

U.S. General Partners - 16.31%
Antero Midstream Corp.	338,694	4,243,836
EnLink Midstream LLC	238,538	2,900,622
Plains GP Holdings LP, Class A	362,642	5,784,140
The Williams Cos., Inc.	159,217	5,545,528

Total U.S. General Partners
(Cost $14,103,052)		18,474,126
	7-Day
Security Description	Yield	Shares	Value
Short-Term Investments - 0.07%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	5.306%	80,694	$80,694

Total Short-Term Investments
(Cost $80,694)			80,694

Total Investments - 99.43%
(Total cost $103,698,984)			112,608,160

Other Assets in Excess of Liabilities - 0.57%			648,139

Net Assets - 100.00%			$113,256,299

(1)	Non-income producing security.

See Notes to Financial Statements.

35 | December 31, 2023

ALPS | Alerian Energy Infrastructure Portfolio

Statement of Assets and Liabilities	As of December 31, 2023

ASSETS:

Investments, at value	$112,608,160
Foreign currency, at value (Cost $146,645)	146,645
Receivable for investments sold	477,657
Receivable for shares sold	16,003
Dividends receivable	192,562
Other assets	1,770
Total Assets	113,442,797

LIABILITIES:

Payable for shares redeemed	39,113
Payable to advisor	46,325
Payable for distribution and service fees	46,261
Payable for audit fees	21,104
Accrued expenses and other liabilities	33,695
Total Liabilities	186,498
Net Assets	$113,256,299

NET ASSETS CONSIST OF:

Paid-in capital	$108,572,301
Total distributable earnings (accumulated losses)	4,683,998
Net Assets	$113,256,299

Investments, at Cost	$103,698,984

PRICING OF SHARES:

Class I:
Net Assets	$5,611,054
Shares of beneficial interest outstanding	518,341
Net assets value, offering and redemption price per share	$10.83

Class III:
Net Assets	$107,645,245
Shares of beneficial interest outstanding	9,952,268
Net assets value, offering and redemption price per share	$10.82

See Notes to Financial Statements.

36 | December 31, 2023

ALPS | Alerian Energy Infrastructure Portfolio

Statement of Operations	For the Year Ended December 31, 2023

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $305,192)	$5,727,831
Total Investment Income	5,727,831

EXPENSES:
Investment advisor fee	785,356
12b-1 fees:
Class III	269,230
Shareholder servicing fees:
Class I	6,753
Class III	269,230
Custodian fees	39,328
Administration fee	9,246
Legal fees	8,979
Audit fees	20,755
Trustees' fees and expenses	36,086
Report to shareholder fees	11,690
Other expenses	24,945
Total expenses before waiver/reimbursements	1,481,598
Less fees waived/reimbursed by investment advisor
Class I	(1,686)
Class III	(36,529)
Total Net Expenses	1,443,383
Net Investment Income	4,284,448

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	7,453,692
Foreign currency transactions	(23)
Net realized gain	7,453,669
Net change in unrealized appreciation/(depreciation) on:
Investments	2,484,117
Net change in unrealized appreciation	2,484,117
Net Realized and Unrealized Gain on Investments	9,937,786
Net Increase in Net Assets Resulting from Operations	$14,222,234

See Notes to Financial Statements.

37 | December 31, 2023

ALPS | Alerian Energy Infrastructure Portfolio

Statements of Changes in Net Assets

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022
OPERATIONS:

Net investment income	$4,284,448	$3,545,033
Net realized gain	7,453,669	8,798,955
Net change in unrealized appreciation	2,484,117	1,956,026
Net increase in net assets resulting from operations	14,222,234	14,300,014

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	(248,312)	(178,601)
Class III	(4,333,356)	(5,043,896)
Total distributions	(4,581,668)	(5,222,497)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	2,284,022	2,140,218
Issued to shareholders in reinvestment of distributions	248,312	178,601
Cost of shares redeemed	(1,188,216)	(865,819)
Net increase from share transactions	1,344,118	1,453,000
Class III
Proceeds from sale of shares	11,151,054	49,790,178
Issued to shareholders in reinvestment of distributions	4,333,356	5,043,896
Cost of shares redeemed	(31,646,996)	(33,963,560)
Net increase/(decrease) from share transactions	(16,162,586)	20,870,514

Net increase/(decrease) in net assets	(5,177,902)	31,401,031

NET ASSETS:

Beginning of year	118,434,201	87,033,170
End of year	$113,256,299	$118,434,201

OTHER INFORMATION - SHARES:

Class I
Sold	215,602	205,908
Reinvested	23,186	17,842
Redeemed	(118,585)	(80,067)
Net increase in shares outstanding	120,203	143,683

Class III
Sold	1,064,500	4,867,756
Reinvested	404,987	504,895
Redeemed	(3,077,487)	(3,426,874)
Net increase/(decrease) in shares outstanding	(1,608,000)	1,945,777

See Notes to Financial Statements.

38 | December 31, 2023

ALPS | Alerian Energy Infrastructure Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$9.92	$8.82	$6.51	$8.96	$7.58
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.43	0.35	0.49	0.32	0.34
Net realized and unrealized gain/(loss) on investments	0.98	1.23	2.02	(2.54)	1.22
Total income/(loss) from investment operations	1.41	1.58	2.51	(2.22)	1.56

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(0.38)	(0.48)	(0.20)	(0.23)	(0.18)
From net realized gain	(0.12)	–	–	–	–
Total distributions	(0.50)	(0.48)	(0.20)	(0.23)	(0.18)
Net increase/(decrease) in net asset value	0.91	1.10	2.31	(2.45)	1.38
Net asset value - end of year	$10.83	$9.92	$8.82	$6.51	$8.96

Total Return*	14.25%	17.84%	38.46%	(24.97)%	20.74%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$5,611	$3,948	$2,244	$1,280	$1,053
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.99%	0.97%	0.99%	1.04%	1.02%
Net expenses after waiver/reimbursements	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income after waiver/reimbursements	4.08%	3.41%	5.75%	4.98%	3.82%
Portfolio turnover rate	30%	34%	68%	52%	44%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.

(1)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.

39 | December 31, 2023

ALPS | Alerian Energy Infrastructure Portfolio – Class III

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$9.90	$8.82	$6.53	$8.96	$7.57
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.40	0.32	0.48	0.30	0.31
Net realized and unrealized gain/(loss) on investments	0.97	1.21	1.99	(2.54)	1.23
Total income/(loss) from investment operations	1.37	1.53	2.47	(2.24)	1.54

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(0.33)	(0.45)	(0.18)	(0.19)	(0.15)
From net realized gain	(0.12)	–	–	–	–
Total distributions	(0.45)	(0.45)	(0.18)	(0.19)	(0.15)
Net increase/(decrease) in net asset value	0.92	1.08	2.29	(2.43)	1.39
Net asset value - end of year	$10.82	$9.90	$8.82	$6.53	$8.96

Total Return*	13.91%	17.32%	37.77%	(25.12)%	20.41%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$107,645	$114,486	$84,789	$52,630	$70,599
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.33%	1.32%	1.34%	1.40%	1.37%
Net expenses after waiver/reimbursements	1.30%	1.30%	1.30%	1.30%	1.30%
Net investment income after waiver/reimbursements	3.81%	3.10%	5.54%	4.59%	3.46%
Portfolio turnover rate	30%	34%	68%	52%	44%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.

(1)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.

40 | December 31, 2023

ALPS Global Opportunity Portfolio

Performance Overview	December 31, 2023 (Unaudited)

Investment Objective

The investment objective of the ALPS Global Opportunity Portfolio (the “Portfolio”) is to seek to maximize total return, which consists of appreciation on its investments and a variable income stream.

2023 Annual Commentary and Outlook

Stocks were resilient over the past year despite persistent inflation and high interest rates. The S&P 500® Index was higher 26.3%, primarily driven by large capitalization technology companies. The S&P 500® Technology Index increased a massive 58% from strong earnings. However, small companies represented by the Russell 2000 Index were up a modest 17%. S&P 500 Financial stocks improved 12%, much less than the overall market due to the looming credit cycle and weak earnings from an inverted yield curve.

Stocks were surprisingly calm during the year despite ominous headwinds building. Stress points have been building for several quarters. ALPS Advisors, Inc. (“ALPS”) believes that inflation, interest rates, corporate profitability, geopolitical tensions, impending market liquidity strains and the credit cycle are all trending the wrong direction. However, not all is doom and gloom. Massive spending by the U.S. government seems to be the glue holding everything together. The positive result is a slow and orderly downward pressure on valuations with the passage of time.

Inflation remained stubborn in 2023, which led to longer dated interest rates rising to levels not seen since 2007. The ten year treasury topped at 5% in October, in step with the Consumer Price Index (“CPI”) bouncing to 3.7% in the fall after bottoming at 3% in June. The final CPI print for the year came in better at 3.4% which provided a relief rally in stock and bond markets to finish the year.

Portfolio Review

For the year ended December 31, 2023, the ALPS Global Opportunity Portfolio (AVPEX) increased 28.8%. The Portfolio’s primary benchmark, Morningstar Developed Markets index, was up 22.7%.

The Portfolio outperformed due to very strong returns and large weighting within the financial sector. Technology stocks performed strongly within the Portfolio and across the broad market, however, were underweighted.

As mentioned, large capitalization stocks performed much better than smaller companies. The Portfolio overcame a 40% weighting of small companies to outperform the benchmark, which is all large capitalization stocks.

The U.S. Dollar weakened 3% in 2023 which contributed a positive 2.6% above the primary benchmark and 3% contribution overall.

During 2023 the Portfolio added 14 names and sold 11 names to end the year with 49 holdings.

Net contributors to performance included:

●	3i Group Plc
●	KKR & Co Inc.
●	Blackstone

Net detractors from performance included:

●	SVB Financial Group
●	IAC Inc.
●	Danaher Corp.

41 | December 31, 2023

ALPS Global Opportunity Portfolio

Performance Overview (continued)	December 31, 2023 (Unaudited)

Outlook (as of December 31, 2023)

Entering 2024, consensus has been firming around the concept of an end to monetary tightening around the globe. In our view, the Federal Reserve (Fed) is in a bind as fiscal spending is continuing to support inflation. However, the Fed signaled rates are sufficiently restrictive and not going higher. Of course, stocks ran up at the end of the year as this was interpreted as rates were coming down soon. There is risk this posture will need to be altered and rates could stay high most of 2024.

The Congressional Budget Office (“CBO”) published a forecast for U.S. budget deficit spending of 6% each year through 2031. Spending will worsen to over 7% in 2033 as Social Security benefits outspend revenue. This level of spending is traditionally temporary following times of crisis like 2008-2009. ALPS believes this spending is not sustainable and will likely lead to ratings downgrades and subsequent bond liquidity risk if spending is not controlled. Nonetheless, the stock market continues to run up with strong corporate earnings due in part to government spending. The spending situation likely won’t be addressed until 2025 as elections fade.

ALPS expects volatility as the Fed disappoints by failing to lower rates as quickly as expected in 2024. On the bright side, valuations have come off to what we see as appropriate levels given higher interest rates. Given expected volatility, ALPS believes a conservative approach with high diversification and relatively stable earnings streams will be favored. Our view is that growth companies with high valuations will be avoided along with potential credit cycle victims and those firms desperate for investors such as venture capital.

Thank you for your continued support.

Andrew Drummond

Portfolio Manager

42 | December 31, 2023

ALPS Global Opportunity Portfolio

Performance Overview (continued)	December 31, 2023 (Unaudited)

PORTFOLIO PERFORMANCE | AS OF DECEMBER 31, 2023

				Since Inception	Annualized Expense Ratios as Disclosed in Current Prospectus dated 4/28/23
	1 Year	3 Year	5 Year	(10/24/14)	Gross	Net[1]
ALPS Global Opportunity Portfolio - Class I	29.22%	4.68%	12.02%	8.85%	2.05%	1.88%
ALPS Global Opportunity Portfolio - Class III	28.80%	4.31%	11.63%	8.49%	2.40%	2.23%
Morningstar Developed Markets Index[2]	22.69%	6.59%	12.28%	8.93%
Red Rocks Global Listed Private Equity Index[3]	38.48%	4.07%	11.84%	8.96%

Performance data quoted represents past performance. Past performance is no guarantee future results and investment returns and principal value of the Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than then the performance quoted. The graph and tables above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

[1]	Also see Notes to Financial Statements (Note 6) for further description of Expense Limitation Agreement in effect, and Financial Highlights tables for expense ratios as of December 31, 2023. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that net expense ratios, excluding distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses, do not exceed 0.95% of the Portfolio's Class I or Class III shares average daily net assets through April 29, 2024. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.

[2]	The Morningstar Developed Markets Index measures the performance of developed regional markets targeting the top 97% of stocks by market capitalization. Index performance shown in the table is the net total return. The net total return is obtained by reinvesting the net dividend, which is equal to the ordinary gross dividend minus the amount of withholding tax.

[3]	The Red Rocks Global Listed Private Equity Index includes securities, ADRs, and GDRs of 40 to 75 private equity companies, including business development companies, master limited partnerships and other vehicles whose principal business is to invest in, lend capital to or provide services to privately held companies. An investor cannot invest directly in an index.

Past performance does not guarantee future results. There is no assurance that the investment process will consistently lead to successful investing. Asset allocation and diversification do not eliminate the risk of experiencing investment losses.

There are inherent risks in investing in private equity companies, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to privately – held companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision.

Listed Private Equity Companies may have relatively concentrated investment portfolios, consisting of a relatively small number of holdings. A consequence of this limited number of investments is that the aggregate returns realized may be adversely impacted by the poor performance of a small number of investments, or even a single investment, particularly if a company experiences the need to write down the value of an investment.

ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) is the distributor for the ALPS Global Opportunity Portfolio.

Prior to January 24, 2023, the ALPS Global Opportunity Portfolio was known as the ALPS/Red Rocks Global Opportunity Portfolio.

43 | December 31, 2023

ALPS Global Opportunity Portfolio

Performance Overview (continued)	December 31, 2023 (Unaudited)

Top 10 Holdings(1)(2) (as of December 31, 2023)

3i Group PLC	4.79%
KKR & Co., Inc.	4.77%
Ares Management LP	4.56%
HarbourVest Global Private Equity, Ltd.	4.50%
HgCapital Trust PLC	4.13%
Blackstone, Inc.	4.09%
Partners Group Holding AG	4.02%
Brederode SA	3.63%
Oakley Capital Investments, Ltd.	3.44%
Intermediate Capital Group PLC	3.24%
Total	41.17%

(1)	% of Net Assets.

(2)	Holdings are subject to change and may not reflect the current or future position of the Portfolio.

(3)	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of December 31, 2023.

Country Allocation(1)(2)

Growth of $10,000 (as of December 31, 2023)

ALPS Global Opportunity Portfolio (return of $10,000 based on actual performance)

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The tables and graphs within the performance overview section do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance data does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

44 | December 31, 2023

ALPS Global Opportunity Portfolio

Schedule of Investments	As of December 31, 2023

Security Description	Shares	Value
Closed-End Funds - 22.29%
Financials - 22.29%
3i Infrastructure PLC	53,105	$217,560
ABRDN PRIVATE EQUITY OPPORTUNITIES TRUST PLC	65,500	387,893
HarbourVest Global Private Equity, Ltd. (1)	34,700	1,042,999
HBM Healthcare Investments AG, Class A	1,320	286,585
HgCapital Trust PLC	173,000	958,193
ICG Enterprise Trust PLC	30,800	483,050
NB Private Equity Partners, Ltd.	15,500	330,021
Oakley Capital Investments, Ltd.	126,500	796,541
Pantheon International PLC Fund (1)	126,000	498,980
VinaCapital Vietnam Opportunity Fund, Ltd.	28,770	167,335

Total Financials		5,169,157

Total Closed-End Funds
(Cost $4,095,241)		5,169,157

Common Stocks - 74.27%
Communication Services - 1.81%
IAC, Inc. (1)	3,150	164,997
Liberty SiriusXM, Class A (1)	8,900	255,786

Total Communication Services		420,783

Consumer Discretionary - 1.73%
Wesfarmers, Ltd.	10,300	400,556

Consumer Staples - 2.48%
Costco Wholesale Corp.	870	574,270

Financials - 52.54%
3i Group PLC	36,100	1,111,139
Altamir	16,260	427,215
Apollo Global Management, Inc., Class A	4,800	447,312
Ares Capital Corp.	21,700	434,651
Ares Management LP, Class A	8,900	1,058,388
Berkshire Hathaway, Inc., Class B (1)	1,850	659,821
Blackstone, Inc., Class A	7,250	949,170
Blue Owl Capital Corp.	19,300	284,868
Brederode SA	7,502	842,456
Carlyle Secured Lending, Inc.	14,000	209,440
Clairvest Group, Inc.	5,100	293,479
Deutsche Beteiligungs AG	4,200	136,143
FS KKR Capital Corp.	26,000	519,220
Hercules Capital, Inc.	11,100	185,037
Intermediate Capital Group PLC	35,200	751,993
Investor AB, B Shares Class B	21,200	491,622
Security Description	Shares	Value
Financials (continued)
KKR & Co., Inc., Class A	13,350	$1,106,047
Mastercard, Inc., Class A	900	383,859
Mutares SE & Co. KGaA	12,695	495,695
Onex Corp.	4,000	279,325
Partners Group Holding AG	645	932,639
StepStone Group, Inc., Class A	5,900	187,797

Total Financials		12,187,316

Health Care - 3.39%
Chemed Corp.	850	497,038
UnitedHealth Group, Inc.	550	289,559

Total Health Care		786,597

Industrials - 8.25%
Ashtead Group PLC	4,250	295,405
CSW Industrials, Inc.	900	186,669
Dover Corp.	1,500	230,715
Italmobiliare SpA	5,050	154,704
Lockheed Martin Corp.	620	281,009
Melrose Industries PLC	40,000	289,135
Nordson Corp.	740	195,478
Paychex, Inc.	2,350	279,909

Total Industrials		1,913,024

Information Technology - 4.07%
Accenture PLC, Class A	1,070	375,474
Constellation Software, Inc.	230	570,251

Total Information Technology		945,725

Total Common Stocks
(Cost $12,531,743)		17,228,271

Preferred Stock - 1.91%
Financials - 1.91%
Compass Diversified Holdings, Series C, 7.875%(2)	17,732	442,236

Total Preferred Stock
(Cost $436,485)		442,236

See Notes to Financial Statements.

45 | December 31, 2023

ALPS Global Opportunity Portfolio

Schedule of Investments (continued)	As of December 31, 2023

	7-Day
Security Description	Yield	Shares	Value
Short-Term Investments - 1.41%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	5.306%	326,295	$326,295

Total Short-Term Investments
(Cost $326,295)			326,295

Total Investments - 99.88%
(Total cost $17,389,764)			23,165,959

Other Assets in Excess of Liabilities - 0.12%			28,297

Net Assets - 100.00%			$23,194,256

(1)	Non-income producing security.

(2)	Perpetual Maturity.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at December 31, 2023	Fund Delivering	U.S. $ Value at December 31, 2023	Unrealized Appreciation/ (Depreciation)
State Street Bank and Trust Company	02/16/2024	USD	$315,831	GBP	$325,115	$(9,284)
State Street Bank and Trust Company	03/22/2024	USD	$795,529	GBP	$803,343	$(7,814)
						$(17,098)

See Notes to Financial Statements.

46 | December 31, 2023

ALPS Global Opportunity Portfolio

Statement of Assets and Liabilities	As of December 31, 2023

ASSETS:

Investments, at value	$23,165,959
Receivable for shares sold	104
Dividends receivable	110,340
Other assets	342
Total Assets	23,276,745

LIABILITIES:

Payable for shares redeemed	17,706
Unrealized depreciation on forward foreign currency contracts	17,098
Payable to advisor	9,947
Payable for distribution and service fees	9,456
Payable for audit fees	18,571
Payable for trustees' fees	28
Accrued expenses and other liabilities	9,683
Total Liabilities	82,489
Net Assets	$23,194,256

NET ASSETS CONSIST OF:

Paid-in capital	$18,757,202
Total distributable earnings (accumulated losses)	4,437,054
Net Assets	$23,194,256

Investments, at Cost	$17,389,764

PRICING OF SHARES:

Class I:
Net Assets	$593,838
Shares of beneficial interest outstanding	52,023
Net assets value, offering and redemption price per share	$11.41

Class III:
Net Assets	$22,600,418
Shares of beneficial interest outstanding	1,850,274
Net assets value, offering and redemption price per share	$12.21

See Notes to Financial Statements.

47 | December 31, 2023

ALPS Global Opportunity Portfolio

Statement of Operations	For the Year Ended December 31, 2023

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $18,699)	$682,030
Total Investment Income	682,030

EXPENSES:
Investment advisor fee	203,290
12b-1 fees:
Class III	52,293
Shareholder servicing fees:
Class I	706
Class III	52,293
Custodian fees	9,553
Administration fee	12,565
Legal fees	2,334
Audit fees	18,401
Trustees' fees and expenses	7,349
Other expenses	14,532
Total expenses before waiver/reimbursements	373,316
Less fees waived/reimbursed by investment advisor
Class I	(1,121)
Class III	(52,229)
Total Net Expenses	319,966
Net Investment Income	362,064

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	605,041
Forward foreign currency contracts	(27,515)
Foreign currency transactions	(1,671)
Net realized gain	575,855
Net change in unrealized appreciation on:
Investments	4,777,460
Forward foreign currency contracts	(14,075)
Translation of assets and liabilities denominated in foreign currencies	3,601
Net change in unrealized appreciation	4,766,986
Net Realized and Unrealized Gain on Investments	5,342,841
Net Increase in Net Assets Resulting from Operations	$5,704,905

See Notes to Financial Statements.

48 | December 31, 2023

ALPS Global Opportunity Portfolio

Statements of Changes in Net Assets

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022
OPERATIONS:

Net investment income	$362,064	$270,275
Net realized gain/(loss)	575,855	(2,909)
Long-term capital gain distributions from other investment companies	–	3,044
Net change in unrealized appreciation/(depreciation)	4,766,986	(10,432,994)
Net increase/(decrease) in net assets resulting from operations	5,704,905	(10,162,584)

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	–	(101,444)
Class III	–	(5,414,525)
Total distributions	–	(5,515,969)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	181,031	111,457
Issued to shareholders in reinvestment of distributions	–	101,444
Cost of shares redeemed	(89,597)	(67,671)
Net increase from share transactions	91,434	145,230
Class III
Proceeds from sale of shares	864,019	4,745,490
Issued to shareholders in reinvestment of distributions	–	5,414,525
Cost of shares redeemed	(6,282,093)	(7,836,105)
Net increase/(decrease) from share transactions	(5,418,074)	2,323,910

Net increase/(decrease) in net assets	378,265	(13,209,413)

NET ASSETS:

Beginning of year	22,815,991	36,025,404
End of year	$23,194,256	$22,815,991

OTHER INFORMATION - SHARES:

Class I
Sold	17,931	8,499
Reinvested	–	11,297
Redeemed	(8,573)	(5,822)
Net increase in shares outstanding	9,358	13,974

Class III
Sold	82,867	343,458
Reinvested	–	561,091
Redeemed	(599,368)	(580,532)
Net increase/(decrease) in shares outstanding	(516,501)	324,017

See Notes to Financial Statements.

49 | December 31, 2023

ALPS Global Opportunity Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Year Ended December 31, 2023 (1)	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020 (2)	For the Year Ended December 31, 2019
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$8.83	$16.52	$13.92	$14.65	$10.56
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3)	0.19	0.18	0.05 (4)	0.14	0.28
Net realized and unrealized gain/(loss) on investments	2.39	(4.87)	3.34	1.17	3.97
Total income/(loss) from investment operations	2.58	(4.69)	3.39	1.31	4.25

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	–	(1.75)	(0.79)	(1.79)	–
From net realized gain	–	(1.25)	–	(0.25)	(0.16)
Total distributions	–	(3.00)	(0.79)	(2.04)	(0.16)
Net increase/(decrease) in net asset value	2.58	(7.69)	2.60	(0.73)	4.09
Net asset value - end of year	$11.41	$8.83	$16.52	$13.92	$14.65

Total Return*	29.22%	(28.68)%	24.48%	9.57%	40.34%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$594	$377	$474	$432	$409
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.34%	1.27%	1.31%	1.35%	1.34%
Net expenses after waiver/reimbursements	1.10%	1.10%	1.10%	1.10%	1.08%
Net investment income after waiver/reimbursements	1.88%	1.43%	0.32%	1.04%	2.21%
Portfolio turnover rate	22%	32%	38%	59%	36%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.

(1)	Prior to January 24, 2023, the ALPS Global Opportunity Portfolio was known as the ALPS/Red Rocks Global Opportunity Portfolio.

(2)	Prior to April 30, 2020, the ALPS/Red Rocks Global Opportunity Portfolio was known as the ALPS/Red Rocks Listed Private Equity Portfolio.

(3)	Per share numbers have been calculated using the average shares method.

(4)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

See Notes to Financial Statements.

50 | December 31, 2023

ALPS Global Opportunity Portfolio – Class III

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Year Ended December 31, 2023 (1)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020 (2)	For the Year Ended December 31, 2019
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$9.48		$17.40	$14.65		$15.31	$11.07
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3)	0.17		0.13	(0.00	)(4)	0.09	0.25
Net realized and unrealized gain/(loss) on investments	2.56		(5.11)	3.49		1.23	4.15
Total income/(loss) from investment operations	2.73		(4.98)	3.49		1.32	4.40

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	–		(1.69)	(0.74)		(1.73)	–
From net realized gain	–		(1.25)	–		(0.25)	(0.16)
Total distributions	–		(2.94)	(0.74)		(1.98)	(0.16)
Net increase/(decrease) in net asset value	2.73		(7.92)	2.75		(0.66)	4.24
Net asset value - end of year	$12.21		$9.48	$17.40		$14.65	$15.31

Total Return*	28.80%		(28.91)%	23.93%		9.25%	39.84%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$22,600		$22,439	$35,551		$30,562	$33,631
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.66	%(5)	1.62%	1.66%		1.69%	1.71%
Net expenses after waiver/reimbursements	1.42%		1.45%	1.45%		1.45%	1.45%
Net investment income after waiver/reimbursements	1.60%		1.00%	0.00	%(6)	0.67%	1.86%
Portfolio turnover rate	22%		32%	38%		59%	36%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.

(1)	Prior to January 24, 2023, the ALPS Global Opportunity Portfolio was known as the ALPS/Red Rocks Global Opportunity Portfolio.

(2)	Prior to April 30, 2020, the ALPS/Red Rocks Global Opportunity Portfolio was known as the ALPS/Red Rocks Listed Private Equity Portfolio.

(3)	Per share numbers have been calculated using the average shares method.

(4)	Less than ($0.005) per share.

(5)	According to the Fund's shareholder services and 12b-1 plans with respect to the Fund's Class III shares, any amount of fees accrued according to the plans, but not paid during the Fund's fiscal year for such service activities shall be reimbursed to the Fund as soon as practical.

(6)	Less than (0.005%) per share.

See Notes to Financial Statements.

51 | December 31, 2023

ALPS Variable Investment Trust

Notes to Financial Statements	December 31, 2023

1. ORGANIZATION

ALPS Variable Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The Schedules of Investments herein relate to the following seven series of the Trust: Morningstar Conservative ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF Asset Allocation Portfolio, Morningstar Growth ETF Asset Allocation Portfolio, Morningstar Aggressive Growth ETF Asset Allocation Portfolio (each a “Morningstar Portfolio,” and collectively the “Morningstar Portfolios”), the ALPS | Alerian Energy Infrastructure Portfolio, and the ALPS Global Opportunity Portfolio (collectively the "Portfolios"). The Morningstar Portfolios and the ALPS | Alerian Energy Infrastructure Portfolio are each considered non-diversified under the 1940 Act and may invest a greater portion of their assets in a more limited number of issuers than a diversified portfolio. The ALPS Global Opportunity Portfolio has elected to qualify as a diversified Portfolio under the 1940 Act. Prior to January 24, 2023, the ALPS Global Opportunity Portfolio was known as the ALPS/Red Rocks Global Opportunity Portfolio.

The Morningstar Portfolios offer Class I and Class II shares. The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS Global Opportunity Portfolio offer Class I and Class III shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including legal fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average daily net assets. Expenses directly attributable to a particular Portfolio (including advisory, custodial, registration, professional and audit fees) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Portfolios. In addition, in the normal course of business, the Trust, on behalf of the Portfolios, enters into contracts with vendors and others that provide general indemnification to the extent permissible under law. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Portfolios.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, qualified pensions, retirement plans or registered and unregistered separate accounts. Shares are not offered to the general public.

Each variable annuity contract and variable life insurance policy owner (“Contract Owner”) and retirement plan participant (“Participant”) also incurs fees associated with the variable annuity, variable life insurance or retirement plan through which he or she invested. As a Contract Owner or Participant, you may incur additional fees and different terms and conditions associated with your investment program that are not disclosed in the Portfolios’ Financial Statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The Portfolios’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from these estimates. Each Portfolio is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board

Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

Security Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities, including Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”) for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and ask price. Shares of an open-end investment company are valued at that investment company’s net asset value per share. Securities for which quotations are not readily available are valued under procedures utilized by the Valuation Designee to determine fair value in good faith. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or "Trustees") designated ALPS Advisors, Inc. (the "Adviser") as the valuation designee ("Valuation Designee") for each Portfolio to perform the fair value determinations relating to Portfolio investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees.

52 | December 31, 2023

ALPS Variable Investment Trust

Notes to Financial Statements	December 31, 2023

Securities traded on one or more of the U.S. national securities exchanges, the NASDAQ Stock Market LLC or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of which such value is being determined.

Each Portfolio’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value in good faith by the Valuation Designee. When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Portfolio is priced that materially affects the value of a security, the securities will be valued by the Valuation Designee using fair valuation procedures utilized by the Valuation Designee. Examples of potentially significant events that could materially impact the value of a security include, but are not limited to, company specific announcements, significant market volatility, natural disasters, armed conflicts, significant governmental actions, or a security’s trading has been halted, suspended or the security has not traded since the prior day and the closure of the primary trading market at a time when under normal conditions it would be open.

In the case of foreign securities, management may consider the following when determining the “fair value” of a security: (a) the country’s or geographic region’s political and economic environment; (b) the nature of any significant events which have occurred from the time of the market quotation to the valuation of each Portfolio’s net asset value which may materially impact each Portfolio’s net asset valuation; (c) American Depository Receipt trading; (d) Exchange-Traded Fund trading; (e) foreign currency exchange activity; (f) other relevant matters; and (g) if a stock split occurs on a Japanese exchange, management will fair value using the last day of trading price until the security commences trading again.

ALPS Global Opportunity Portfolio uses a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading on the NYSE.

If the current price of a foreign security is unavailable as a result of a foreign stock exchange’s closure for a foreign holiday, such foreign security’s value will be the closing price of such security on the last day such foreign exchange was open, adjusted by the current foreign exchange rate, assuming there are no significant events which occurred which may materially impact each Portfolio’s net asset value determination.

Fair Value Measurements: The Portfolios disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Portfolios’ investments by major category are as follows:

Equity securities, exchange-traded funds and limited partnerships for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when each Portfolio’s assets are valued. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor.

Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls for an investment is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Portfolio has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Portfolio’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

53 | December 31, 2023

ALPS Variable Investment Trust

Notes to Financial Statements	December 31, 2023

The following is a summary of the inputs used to value each Portfolio’s investments as of December 31, 2023:

Morningstar Conservative ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$27,974,457	$–	$–	$27,974,457
Short-Term Investments	1,143,595	–	–	1,143,595
Total	$29,118,052	$–	$–	$29,118,052

Morningstar Income and Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$52,304,895	$–	$–	$52,304,895
Short-Term Investments	1,653,881	–	–	1,653,881
Total	$53,958,776	$–	$–	$53,958,776

Morningstar Balanced ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$156,955,779	$–	$–	$156,955,779
Short-Term Investments	3,044,591	–	–	3,044,591
Total	$160,000,370	$–	$–	$160,000,370

Morningstar Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$241,053,599	$–	$–	$241,053,599
Short-Term Investments	5,385,715	–	–	5,385,715
Total	$246,439,314	$–	$–	$246,439,314

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$171,202,058	$–	$–	$171,202,058
Short-Term Investments	3,505,281	–	–	3,505,281
Total	$174,707,339	$–	$–	$174,707,339

ALPS | Alerian Energy Infrastructure Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Canadian Energy Infrastructure Companies	$29,555,162	$–	$–	$29,555,162
U.S. Energy Infrastructure Companies	34,080,168	–	–	34,080,168
U.S. Energy Infrastructure MLPs	30,418,010	–	–	30,418,010
U.S. General Partners	18,474,126	–	–	18,474,126
Short-Term Investments	80,694	–	–	80,694
Total	$112,608,160	$–	$–	$112,608,160

54 | December 31, 2023

ALPS Variable Investment Trust

Notes to Financial Statements	December 31, 2023

ALPS Global Opportunity Portfolio

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$1,083,126	$4,086,031	$–	$5,169,157
Common Stocks	11,481,488	5,746,783	–	17,228,271
Preferred Stock	442,236	–	–	442,236
Short-Term Investments	326,295	–	–	326,295
Total	$13,333,145	$9,832,814	$–	$23,165,959

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Forward foreign currency contracts	$–	$(17,098)	$–	$(17,098)
TOTAL	$–	$(17,098)	$–	$(17,098)

*	See Schedule of Investments for industry classifications.

The Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value and there were no transfers into or out of Level 3 during the year ended December 31, 2023.

Income Taxes: For federal income tax purposes, the Portfolios currently qualify, and intend to remain qualified, as regulated investment companies under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), by distributing substantially all of their investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to shareholders. Accordingly, no provisions for federal income or excise taxes have been made.

As of and during the year ended December 31, 2023, the Portfolios did not have a liability for any unrecognized tax benefits. Each Portfolio files U.S. federal, state, and local tax returns as required. Each Portfolio’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. The Portfolios recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations.

The Treasury Department has issued Regulations under Code Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. Each Portfolio intends to comply with these diversification requirements.

Expenses: Most expenses of the Trust can be directly attributed to a Portfolio. Expenses that cannot be directly attributed are apportioned among the Portfolios based on average net assets. Expenses are allocated among classes within a Portfolio based on daily class level net assets, except for distribution fees associated with each Portfolio’s Distribution Plan under Rule 12b-1 of the 1940 Act (“12b-1 fees”) which are only allocated to the Class II shares and Class III shares. In addition, Class III shares and certain Class I shares are also offered with fees for non-distribution related services provided to Shareholders, under a shareholder services plan (a “Services Plan”).

Distributions to Shareholders: Each Portfolio currently intends to declare and pay capital gains and income dividends, if any, on an annual basis. All dividends and capital gains distributions paid by the Portfolios will be automatically reinvested, at net asset value, in additional shares of the Portfolios unless otherwise indicated. There is no fixed dividend rate and there can be no assurance that the Portfolios will pay any dividends or realize any capital gains. Any net capital gains earned by each Portfolio are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by each Portfolio on the ex-dividend date.

Master Limited Partnerships (“MLPs”): Pursuant to Section 851(b)(3) of the Code, the ALPS | Alerian Energy Infrastructure Portfolio may invest no more than 25% of the value of its total assets in the securities of one or more qualified publicly traded partnerships, which include MLPs. Unlike direct investments in MLPs, income and losses from the Alerian Energy Infrastructure Portfolio’s investments in MLPs will not directly flow through to the personal tax returns of shareholders. The ALPS | Alerian Energy Infrastructure Portfolio will report distributions from its investments, including MLPs, made to shareholders annually on Form 1099. Shareholders will not, solely by virtue of their status as ALPS | Alerian Energy Infrastructure Portfolio shareholders, be treated as engaged in the business conducted by underlying MLPs for federal or state income tax purposes or for purposes of the tax on unrelated business income of tax-exempt organizations. MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, MLP interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level income taxation. To qualify as an MLP and not be taxed as a corporation for income tax purposes, a partnership must, for any taxable year, receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include, among other things, certain natural resource-based activities such as the processing, transportation and storage of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

55 | December 31, 2023

ALPS Variable Investment Trust

Notes to Financial Statements	December 31, 2023

Selected Risks: In the normal course of business, each Portfolio's investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. Significant types of financial risks the Portfolios are exposed to include market risk, equity securities risk, concentration risk and non-U.S. securities risk. Each Portfolio’s prospectus and statement of additional information provide details of these and other types of risk.

Market Risk: Market risk refers to the risk that the value of securities held by a Portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s or Sub-Adviser’s control, including fluctuation in interest rates, the quality of a Portfolio’s investments, investor sentiment and general economic and market conditions, such as national or international political events, natural disasters, and the spread of infectious illness or other public health issue and investor sentiment. In a declining stock market, stock prices for all companies (including those in a Portfolio’s portfolio) may decline, regardless of their long-term prospects.

Equity Securities Risk: Common stock and other equity securities may be affected by macro-economic and other factors affecting the stock market in general, including without limitation, expectations of interest rates, changes in an issuer’s financial condition, poor performance of a particular issuer, national or international political events, natural disasters, and the spread of infectious illness or other public health issue.

Concentration Risk: The performance of the Portfolios may be directly affected by the performance of the underlying investments in other investment companies. As of December 31, 2023, the Morningstar Conservative ETF Asset Allocation Portfolio held more than 25% of its assets in the Vanguard® Total Bond Market Index Fund ETF. The financial statements of the Vanguard® Total Bond Market Index Fund ETF, including the portfolio of investments, are included in the Vanguard® Total Bond Market Index Fund ETF’s NCSR filing dated March 1, 2023, available at www.sec.gov or can be found at www.investor.vanguard.com and should be read in conjunction with the Portfolio's financial statements.

Non-U.S. Securities Risk: The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS Global Opportunity Portfolio invest directly in securities of non-U.S. issuers which involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad. In addition, it may be difficult to effect repatriation of capital invested in certain countries. When investing in securities issued by non-U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Security Transactions and Investment Income: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to a Portfolio. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments insecurities at fiscal period end, resulting from changes in exchange rates.

Forward Foreign Currency Contracts: The ALPS Global Opportunity Portfolio engaged in currency transactions with counterparties during the year ended December 31, 2023 to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

56 | December 31, 2023

ALPS Variable Investment Trust

Notes to Financial Statements	December 31, 2023

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Portfolios bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The table below is a summary of the fair valuations of derivative instruments categorized by risk exposure.

Fair values of forward foreign currency contracts on the Statement of Assets and Liabilities and the Statement of Operations as of December 31, 2023:

Risk Exposure	Location	Fair Value	Location	Fair Value
ALPS Global Opportunity Portfolio
Foreign Exchange Rate Risk (Forward Foreign Currency Contracts)	Unrealized appreciation on forward foreign currency contracts	$—	Unrealized depreciation on forward foreign currency contracts	$17,098
Total		$—		$17,098

Risk Exposure	Location	Realized Gain/(Loss) on Derivatives	Location	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
ALPS Global Opportunity Portfolio
Foreign Exchange Rate Risk (Forward Foreign Currency Contracts)	Net realized loss on forward foreign currency contracts	$(27,515)	Change in unrealized appreciation/(depreciation) on forward foreign currency contracts	$(14,075)
Total		$(27,515)		$(14,075)

The forward foreign currency contract's average volume for the ALPS Global Opportunity Portfolio during the year ended December 31, 2023 was $958,156.

3. FEDERAL TAXES AND TAX BASIS INFORMATION

As of December 31, 2023, the Portfolios most recent year end, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Accumulated Capital Gains/ (Losses)	Unrealized Appreciation/ (Depreciation)	Other Cumulative Effect of Timing Differences	Total
Morningstar Conservative ETF Asset Allocation Portfolio	$667,982	$(1,524,236)	$(877,615)	$–	$(1,733,869)
Morningstar Income and Growth ETF Asset Allocation Portfolio	1,133,153	286,803	1,801,028	–	3,220,984
Morningstar Balanced ETF Asset Allocation Portfolio	2,940,162	1,519,732	15,858,852	–	20,318,746
Morningstar Growth ETF Asset Allocation Portfolio	4,050,981	5,152,129	38,532,925	–	47,736,035
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	2,724,735	2,807,497	31,176,249	–	36,708,481
ALPS | Alerian Energy Infrastructure Portfolio	1,829,312	6,269,441	5,496,340	(8,911,095)	4,683,998
ALPS Global Opportunity Portfolio	2,095,125	(781,610)	3,123,647	(108)	4,437,054

57 | December 31, 2023

ALPS Variable Investment Trust

Notes to Financial Statements	December 31, 2023

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to each Portfolio’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. Accordingly, for the year ended December 31, 2023, certain differences were reclassified. These differences were primarily due to prior year true-up adjustments. The amounts reclassified did not affect net assets. The reclassifications were as follows:

	Distributable Earnings	Paid-In Capital
ALPS Global Opportunity Portfolio	$(5,002)	$5,002

The tax character of the distributions paid during the year ended December 31, 2023 and December 31, 2022 were as follows:

2023	Ordinary Income	Long-Term Capital Gains	Total
Morningstar Conservative ETF Asset Allocation Portfolio	$798,638	$204,541	$1,003,179
Morningstar Income and Growth ETF Asset Allocation Portfolio	1,142,418	520,589	1,663,007
Morningstar Balanced ETF Asset Allocation Portfolio	3,159,323	3,560,063	6,719,386
Morningstar Growth ETF Asset Allocation Portfolio	4,442,594	5,375,275	9,817,869
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	2,992,103	3,262,029	6,254,132
ALPS | Alerian Energy Infrastructure Portfolio	3,379,407	1,202,261	4,581,668
ALPS Global Opportunity Portfolio	–	–	–

2022	Ordinary Income	Long-Term Capital Gains	Total
Morningstar Conservative ETF Asset Allocation Portfolio	$676,815	$997,268	$1,674,083
Morningstar Income and Growth ETF Asset Allocation Portfolio	1,399,350	2,112,751	3,512,101
Morningstar Balanced ETF Asset Allocation Portfolio	3,104,241	7,028,183	10,132,424
Morningstar Growth ETF Asset Allocation Portfolio	4,876,396	8,208,202	13,084,598
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	3,226,154	4,456,278	7,682,432
ALPS | Alerian Energy Infrastructure Portfolio	5,222,497	–	5,222,497
ALPS Global Opportunity Portfolio	3,575,770	1,940,199	5,515,969

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of December 31, 2023, the following amounts are available as carry forwards to the next tax year:

Portfolio	Short-Term	Long-Term
Morningstar Conservative ETF Asset Allocation Portfolio	$33,787	$1,490,449
ALPS Global Opportunity Portfolio	781,442	168

Capital losses arising in the post-October period of the current fiscal year may be deferred to the next fiscal year if the fund elects to defer the recognition of these losses. When this election is made any losses recognized during the period are treated as having occurred on the first day of the next fiscal year separate from and in addition to the application of normal capital loss carryovers as described above. The Portfolios are not electing to defer such losses.

58 | December 31, 2023

ALPS Variable Investment Trust

Notes to Financial Statements	December 31, 2023

As of December 31, 2023, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Cost of Investments for Income Tax Purposes	Gross Appreciation (Excess of Value Over Tax Cost)	Gross Depreciation (Excess of Tax Cost Over Value)	Net Appreciation/ (Depreciation) of Foreign Currency	Net Unrealized Appreciation/ (Depreciation)
Morningstar Conservative ETF Asset Allocation Portfolio	$29,995,667	$–	$(877,615)	$–	$(877,615)
Morningstar Income and Growth ETF Asset Allocation Portfolio	52,157,748	3,840,589	(2,039,561)	–	1,801,028
Morningstar Balanced ETF Asset Allocation Portfolio	144,141,518	20,318,787	(4,459,935)	–	15,858,852
Morningstar Growth ETF Asset Allocation Portfolio	207,906,389	42,221,424	(3,688,499)	–	38,532,925
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	143,531,090	31,950,508	(774,259)	–	31,176,249
ALPS | Alerian Energy Infrastructure Portfolio	107,111,947	10,241,070	(4,744,857)	127	5,496,340
ALPS Global Opportunity Portfolio	20,045,494	3,398,538	(278,073)	3,182	3,123,647

The difference between book-basis and tax-basis are primarily due to the deferral of losses from wash sales, passive foreign investment company (PFIC) mark to market adjustments, c-corp basis adjustments and partnership basis adjustments.

4. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments, during the year ended December 31, 2023, were as follows for each Portfolio:

Portfolio	Purchases	Sales
Morningstar Conservative ETF Asset Allocation Portfolio	$9,149,077	$14,212,610
Morningstar Income and Growth ETF Asset Allocation Portfolio	17,811,911	22,900,801
Morningstar Balanced ETF Asset Allocation Portfolio	52,217,780	60,223,385
Morningstar Growth ETF Asset Allocation Portfolio	78,919,547	88,747,078
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	62,167,918	57,614,509
ALPS | Alerian Energy Infrastructure Portfolio	33,135,540	47,493,616
ALPS Global Opportunity Portfolio	4,530,025	9,295,542

5. INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

ALPS Advisors, Inc. acts as the Portfolios’ investment adviser. The Adviser is an indirect wholly owned subsidiary of DST Systems, Inc. (“DST”). DST is a wholly-owned subsidiary of SS&C Technologies Holdings, Inc. (“SS&C”), a publicly traded company listed on the NASDAQ Global Select Market. The Adviser is responsible for the overall management of each Portfolio’s business affairs. The Adviser invests the assets of each Portfolio, either directly or through the use of one or more sub-advisers, according to each Portfolio’s investment objective, policies, and restrictions. The Adviser has delegated daily management of the Portfolios listed below to the corresponding Sub-Adviser set forth in the table below. Each Sub-Adviser is engaged to manage the investments of each respective Portfolio in accordance with such Portfolio’s investment objective, policies and limitations and any investment guidelines established by the Adviser and the Board. The Sub-Advisers are responsible, subject to the supervision and control of the Adviser and the Board, for the purchase, retention and sale of investments in the portion of each Portfolio’s investment portfolio under its management.

Portfolio	Sub-Adviser
Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Morningstar Investment Management LLC

59 | December 31, 2023

ALPS Variable Investment Trust

Notes to Financial Statements	December 31, 2023

Pursuant to the Investment Advisory Agreements (the “Advisory Agreements”), each Portfolio pays the Adviser an annual management fee based on the Portfolio’s average daily net assets. The management fee is paid on a monthly basis. The following table reflects each Portfolio’s annual contractual management fee rate.

Portfolio	Management Fee
Morningstar Conservative ETF Asset Allocation Portfolio	0.45%
Morningstar Income and Growth ETF Asset Allocation Portfolio	0.45%
Morningstar Balanced ETF Asset Allocation Portfolio	0.45%
Morningstar Growth ETF Asset Allocation Portfolio	0.45%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	0.45%
ALPS | Alerian Energy Infrastructure Portfolio	0.70%
ALPS Global Opportunity Portfolio	0.90%

Pursuant to the Investment Sub-Advisory Agreements, the Adviser pays each Sub-Adviser an annual sub-advisory management fee which is based on a Portfolio’s average daily net assets. The Adviser pays the sub-advisory management fee out of the management fee paid to the Adviser pursuant to the Advisory Agreement. The following table reflects the contractual sub-advisory fees annual rates.

Portfolio	Average Daily Net Assets	Sub-Advisory Fee
Morningstar Conservative ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Morningstar Income and Growth ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Morningstar Balanced ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Morningstar Growth ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	All Asset Levels	0.15%

6. OTHER AGREEMENTS

Distribution Agreement and Rule 12b-1 Plans: ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”), an affiliate of the Adviser, serves as the principal underwriter and national distributor for the shares of each Portfolio pursuant to a Distribution Agreement with the Trust. The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act relating to Class I, Class II and Class III Portfolio shares, respectively (the “12b-1 Plans”).

The Class I shares have adopted a Defensive Distribution Plan that recognizes that the Adviser may use its management fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Portfolio shares and/or shareholder support services. As of December 31, 2023, there were no payments from Class I due to the Plan. The Class II and Class III Distribution Plans permit the use of each Portfolio’s assets to compensate the Distributor for its services and costs in distributing shares and servicing shareholder accounts. Under the 12b-1 Plans, the Distributor receives, as a percentage of average annual net assets, the amounts outlined in the following table.

Portfolio	Class II	Portfolio	Class III
Morningstar Conservative ETF Asset Allocation Portfolio	0.25%	ALPS | Alerian Energy Infrastructure Portfolio	0.25%
Morningstar Income and Growth ETF Asset Allocation Portfolio	0.25%	ALPS Global Opportunity Portfolio	0.25%
Morningstar Balanced ETF Asset Allocation Portfolio	0.25%
Morningstar Growth ETF Asset Allocation Portfolio	0.25%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	0.25%

Shareholder Servicing Fees: The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS Global Opportunity Portfolio have each adopted a shareholder services plan with respect to each Portfolio’s Class I and III shares. Under the Services Plan, each Portfolio is authorized to pay insurance companies, banks and their affiliates and other institutions, including broker-dealers and Trust affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% of the average daily net asset value of the Class I shares and 0.25% of the average daily net asset value of the Class III shares of each Portfolio attributable to or held in the name of a Participating Organization for its clients as compensation for providing service activities pursuant to an agreement with a Participating Organization. Any amount of such payment not paid during a Portfolio’s fiscal year for such service activities, attributed to that fiscal year, shall be reimbursed to the Portfolio as soon as practicable.

Expense Limitation Agreements: Under the terms of the Expense Limitation Agreements between the Adviser and/or the Sub-Advisers, as applicable for the benefit of the Portfolios, the Adviser and/or Sub-Advisers have contractually agreed to waive certain fees they are entitled to receive from, or reimburse certain expenses to be paid by, the Portfolios. Specifically, the Adviser and certain Sub-Advisers agree to reimburse Portfolio expenses and/or waive a portion of the investment advisory, sub-advisory, and other fees (excluding distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) that the Adviser and/or Sub-Advisers are entitled to receive to the extent necessary for the Portfolios to maintain a total annual expense ratio not to exceed the per share annual rates set forth in the table below. All parties also agree that the waivers shall continue at least through the end of the period stated below.

60 | December 31, 2023

ALPS Variable Investment Trust

Notes to Financial Statements	December 31, 2023

Portfolio	Class I	Class II	Class III	Expires
Morningstar Conservative ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2024
Morningstar Income and Growth ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2024
Morningstar Balanced ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2024
Morningstar Growth ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2024
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2024
ALPS | Alerian Energy Infrastructure Portfolio	0.80%	N/A	0.80%	4/29/2024
ALPS Global Opportunity Portfolio	0.95%	N/A	0.95%	4/29/2024

The Adviser and Sub-Adviser (as applicable) of the Portfolios may be permitted to recover expenses they have waived or reimbursed, on a class-by- class basis, through the agreements described above to the extent that expenses in later periods fall below the annual limits set forth in these agreements. The Portfolios will not be obligated to pay any deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expenses were deferred. The Expense Limitation Agreements permit the Adviser and/or the Sub-Adviser to recapture only if any such recapture payments do not cause the Portfolio’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture.

At December 31, 2023, the available recoupable balances are as follows:

Portfolio	Expires 2024	Expires 2025	Expires 2026	Total
Morningstar Conservative ETF Asset Allocation Portfolio	$44,882	$24,882	$37,278	$107,044
Morningstar Income and Growth ETF Asset Allocation Portfolio	21,180	20,639	34,803	76,622
Morningstar Balanced ETF Asset Allocation Portfolio	–	–	8,029	8,029
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	10,420	2,460	11,998	24,878
ALPS I Alerian Infrastructure Portfolio	27,572	24,800	38,215	90,587
ALPS Global Opportunity Portfolio	71,943	45,004	53,350	170,297

Administration, Bookkeeping and Pricing Agreement: ALPS Fund Services, Inc. (“AFS”), an affiliate of the Adviser and the Distributor, serves as administrator pursuant to a Fund Accounting and Administration Agreement (“Administration Agreement”) with the Trust. As such, AFS provides all necessary bookkeeping, shareholder recordkeeping services and pricing services to each Portfolio. Under the Administration Agreement, AFS provides portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services. AFS receives an annual fee paid on a monthly basis.

Transfer Agency and Service Agreement: AFS also serves as transfer agent to each Portfolio pursuant to a Transfer Agency and Service Agreement (“TA Agreement”) with the Trust. Under the TA Agreement, AFS provides all of the customary services of a transfer agent and dividend disbursing agent including, but not limited to: (1) receiving and processing orders to purchase or redeem shares; and (2) transmitting shareholder reports and prospectuses to current shareholders. AFS does not charge the Trust a fee in connection with providing services under the TA Agreement.

7. TRUSTEES FEES

As of December 31, 2023, there were five Trustees, four of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). Each Independent Trustee receives an annual retainer of $30,000, a per meeting fee of $5,000, and reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. To the extent that there is a standalone Audit Committee meeting held not in connection with a Board meeting, each member of the Audit Committee shall receive a per meeting fee of $3,500 and reimbursement for all reasonable out-of-pocket expenses relating to attendance at such meeting. The Chairman of the Board and Audit Committee Chairman receives an additional annual retainer of $15,000 and $5,000, respectively. Effective May 1, 2023, the Chairman of the Nominating and Governance Committee receives an additional annual retainer of $3,000. Trustees’ fees and expenses accrued by the Portfolios for the year ended December 31, 2023, are reported on the Statements of Operations.

8. RELATED PARTY TRANSACTIONS

Certain Portfolios engaged in cross trades between each other during the year ended December 31, 2023, pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board of Trustees previously adopted procedures that apply to transactions between the Portfolios pursuant to Rule 17a-7. At its regularly scheduled meetings, the Trustees review such transactions as of the most current calendar quarter for compliance with the requirements set forth by Rule 17a-7 and the Trust’s procedures. The procedures require that the transactions be a purchase or sale for no consideration other than cash payment against prompt delivery of a security for which market quotations are readily available, and be consistent with the investment policies of each Portfolio.

61 | December 31, 2023

ALPS Variable Investment Trust

Notes to Financial Statements	December 31, 2023

Transactions related to cross trades during the year ended December 31, 2023 were as follows:

Portfolio	Purchase cost paid to Portfolios	Sale proceeds received from Portfolios	Realized gain/(loss) on sales to Portfolios
Morningstar Conservative ETF Asset Allocation Portfolio	$(286,523)	$332,131	$(2,062)
Morningstar Income and Growth ETF Asset Allocation Portfolio	(668,423)	383,609	49,603
Morningstar Balanced ETF Asset Allocation Portfolio	(419,198)	599,104	266,766
Morningstar Growth ETF Asset Allocation Portfolio	(523,694)	2,710,256	1,062,408
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	2,723,005	595,742	197,623

9. REGULATORY UPDATE

The U.S. Securities and Exchange Commission ("SEC") adopted rule and form amendments that will change the format and content of the Portfolio’s annual and semi-annual reports. Certain information, including the financial statements, will not appear in the Portfolio’s new tailored shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, the Trust is evaluating the impact of these rule and form amendment changes.

10. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

62 | December 31, 2023

ALPS Variable Investment Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of ALPS Variable Investment Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Morningstar Conservative ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF Asset Allocation Portfolio, Morningstar Growth ETF Asset Allocation Portfolio, Morningstar Aggressive Growth ETF Asset Allocation Portfolio, ALPS | Alerian Energy Infrastructure Portfolio, and ALPS Global Opportunity Portfolio (the “Funds”), each a series of ALPS Variable Investment Trust, as of December 31, 2023, the related statements of operations for the year then ended, and the statements of changes in net assets, the related notes, and the financial highlights for each of the two years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2023, the results of their operations, the changes in net assets, and the financial highlights for each of the two years om the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the years ended December 31, 2021, and prior, were audited by other auditors whose report dated February 23, 2022, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by ALPS Advisors, Inc. since 2013.

COHEN  & COMPANY, LTD.

Cleveland, Ohio

February 23, 2024

63 | December 31, 2023

ALPS Variable Investment Trust

Additional Information	December 31, 2023 (Unaudited)

PROXY VOTING

Portfolio policies and procedures used in determining how to vote proxies relating to Portfolio securities and a summary of proxies voted by the Portfolios for the 12 months ended June 30, are available without charge, upon request, by contacting your insurance company or plan sponsor, by calling (toll-free) (866) 432-2926 or by accessing the Securities and Exchange Commission’s (“Commission”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolios are required to disclose, after their first and third fiscal quarters, the complete schedule of each Portfolio’s holdings with the SEC as an exhibit to its report on Form N-PORT. Form N-PORT reports will be available on the Commission’s website at www.sec.gov. The Portfolios’ Form N-PORT reports will be available without charge, upon request, by calling (toll-free) 1-866-432-2926 or by writing to ALPS Variable Investment Trust at 1290 Broadway, Suite 1000, Denver, Colorado 80203.

TAX INFORMATION (UNAUDITED)

The Portfolio designates the following amounts for the Corporate Dividends Received Deduction for the fiscal year ended December 31, 2023:

Morningstar Conservative ETF Asset Allocation Portfolio	1.93%
Morningstar Income and Growth ETF Asset Allocation Portfolio	6.25%
Morningstar Balanced ETF Asset Allocation Portfolio	10.68%
Morningstar Growth ETF Asset Allocation Portfolio	13.79%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	14.66%
ALPS Alerian Energy Infrastructure Portfolio	15.07%
ALPS Global Opportunity Portfolio	1.11%

Additionally, the Portfolio designates the following amounts as Long Term Capital Gain Dividends pursuant to IRS Code Section 852(b)(3) for the fiscal year ended December 31, 2023:

Morningstar Conservative ETF Asset Allocation Portfolio	$204,567
Morningstar Income and Growth ETF Asset Allocation Portfolio	$520,589
Morningstar Balanced ETF Asset Allocation Portfolio	$3,560,062
Morningstar Growth ETF Asset Allocation Portfolio	$5,375,275
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	$3,262,028
ALPS Alerian Energy Infrastructure Portfolio	$1,202,261
ALPS Global Opportunity Portfolio	$–

LICENSING AGREEMENT

Alerian

Alerian (the “Licensor”) has entered into an index licensing agreement with ALPS Advisors Inc. (the “Adviser”) with respect to the Alerian Energy Infrastructure Portfolio (the “Alerian Portfolio”), to allow the Adviser’s use of the Alerian Midstream Energy Select Index (the “Index”). The following disclosure relates to the Licensor:

Alerian is the designer of the construction and methodology for the underlying index (each an “Underlying Index”) for the Alerian Portfolio. “Alerian” and “Alerian Midstream Energy Select Index” are service marks or trademarks of Alerian. Alerian acts as brand licensor for the Index. Alerian is not responsible for the descriptions of the Index or the Funds that appear herein. Alerian is not affiliated with the Trust, the Adviser or the Distributor.

The Alerian Portfolio is not is issued, sponsored, endorsed, sold or promoted by the Licensor or its affiliates. Licensor makes no representation or warranty, express or implied, to the owners of the Alerian Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Alerian Portfolio particularly or the ability of the Index to track general market performance. Licensor’s only relationship to the Licensee is the licensing of the Index which is determined, composed and calculated by Licensor without regard to the Licensee or the Alerian Portfolio. Licensor has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Alerian Portfolio to be issued or in the determination or calculation of the equation by which the Alerian Portfolio is to be converted into cash. Licensor has no obligation or liability in connection with the issuance, administration, marketing or trading of the Alerian Portfolio. The Index is a trademark of Alerian and its general use is granted under a license for Alerian.

64 | December 31, 2023

ALPS Variable Investment Trust

Additional Information	December 31, 2023 (Unaudited)

LICENSOR DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ERRORS OR OMISSIONS OF ANY KIND RELATED TO THE INDEX OR DATA. LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE ALERIAN PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED TO LICENSEE OR FOR ANY OTHER USE. LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Adviser does not guarantee the accuracy and/or the completeness of the Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Alerian Portfolio, owners of the Shares of the Alerian Portfolio or any other person or entity from the use of the Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Index, even if notified of the possibility of such damages.

Morningstar

The Portfolios are not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”), with the exception of Morningstar Investment Management LLC, a subsidiary of Morningstar, Inc., who is the investment sub-adviser to the Portfolios and may undertake joint marketing activities with ALPS Portfolio Solutions Distributor, Inc. By providing data about the Morningstar Index Data to the Portfolios, the Morningstar Entities make no representation or warranty, express or implied, to the owners of the Portfolios or any member of the public regarding the advisability of investing in mutual funds generally or in the Portfolios in particular or the ability of the Morningstar Index Data to track general mutual fund market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR INDEX DATA OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

65 | December 31, 2023

ALPS Variable Investment Trust

Trustees and Officers	December 31, 2023 (Unaudited)

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees in accordance with the laws of the state of Delaware and the Trust’s Declaration of Trust and Bylaws. The Trustees are responsible for major decisions relating to each Portfolio’s objective, policies and techniques. The Trustees also supervise the operation of the Trust by their officers and review the investment decisions. However, the Trustees do not actively participate on a regular basis in making such decisions. Information pertaining to the Trustees and Officers of the Trust is set forth below. Trustees, who are not deemed to be “interested persons” of the Trust as defined by the 1940 Act, are referred to as “Independent Trustees”. Trustees who are deemed to be interested persons of the Trust as defined in the 1940 Act are referred to as “Interested Trustees”. Each Trustee serves for an indefinite term, until his or her resignation, death or removal.

The following is a list of the trustees and executive officers of the Trust and their principal occupations over the last five years.

INDEPENDENT TRUSTEES

Name, Address*, and Year of Birth	Position with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During last 5 years***	Number of Portfolios in Portfolio Complex Overseen By Trustee****	Other Trusteeships Held By Trustee
Mary K. Anstine (1940)	Trustee	Since November 2006	Retired. Ms. Anstine is also a Trustee of ALPS ETF Trust, Financial Investors Trust, and Reaves Utility Income Fund.	39	Ms. Anstine is a Trustee of ALPS ETF Trust (24 funds); Financial Investors Trust (29 funds), and Reaves Utility Income Fund (1 fund).
David M. Swanson (1957)	Trustee	Since November 2006	Mr. Swanson is Founder & Managing Partner of SwanDog Strategic Marketing. Previously, he served as Executive Vice-President of Calamos Investments (April 2004 to March 2006), Chief Operating Officer of Van Kampen Investments (October 2002 to April 2004), and Managing Director of Morgan Stanley (February 2000 to April 2004).	7

Mr. Swanson is a Trustee of the Managed Portfolio Series (34 funds), RiverNorth Funds (3 funds) and Director of the RiverNorth Specialty Finance Corporation, RiverNorth Opportunistic Municipal Income Fund, Inc., RiverNorth Managed Duration Municipal Income Fund Inc., RiverNorth Opportunities, Fund, Inc., RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.; RiverNorth Flexible Municipal Income Fund and RiverNorth Flexible Municipal Income Fund II.

*	All communications to Trustees may be directed to ALPS Variable Investment Trust c/o 1290 Broadway, Suite 1000, Denver, CO 80203.

**	This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinite term, until such Trustee’s successor is elected and appointed, or such Trustee resigns or is deceased.

***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

****	The Portfolio Complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc., Morningstar Investment Management LLC, or any affiliate of the foregoing, provides investment advisory services.

Except for their service on the Trust’s Board of Trustees, the Independent Trustees named above have not held any positions during the past two years with any Portfolio; any investment adviser or sub-adviser; any underwriter of any Portfolio; or any affiliate of any Portfolio or its investment advisers or sub-advisers, or underwriters.

66 | December 31, 2023

ALPS Variable Investment Trust

Trustees and Officers	December 31, 2023 (Unaudited)

INDEPENDENT TRUSTEES (continued)

Name, Address*, and Year of Birth	Position with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During last 5 years***	Number of Portfolios in Portfolio Complex Overseen By Trustee****	Other Trusteeships Held By Trustee
Jeremy W. Deems (1976)	Trustee and Chairman	Since September 2010	Mr. Deems is the Co-Founder, Chief Compliance Officer and Chief Financial Officer of Green Alpha Advisors, LLC, a registered investment advisor, and Co- Portfolio Manager of the AXS Green Alpha ETF. Prior to joining Green Alpha Advisors, Mr. Deems was CFO and Treasurer of Forward Management, LLC, ReFlow Management Co., LLC, ReFlow Fund, LLC, a private investment fund, and Sutton Place Management, LLC (an administrative services company) from 1998 to June 2007. From 2004 to 2005, Mr. Deems also served as Treasurer of the Forward Funds and the Sierra Club Funds.	39	Mr. Deems is a Trustee of ALPS ETF Trust (24 funds); Financial Investors Trust (29 funds); Clough Funds Trust (1 fund) and Reaves Utility Income Fund (1 fund).
Scott Wentsel (1961)	Trustee	Since November 2006	Mr. Wentsel is President of Wentsel Wealth Management, LLC. Previously he was Chief Investment Officer, Americas for Morningstar’s Investment Management group from February 2014 to May 2016. Mr. Wentsel was Senior Portfolio Manager for Morningstar Investment Management LLC, from April 2005 to February 2014 and Mr. Wentsel was also Executive Director of Van Kampen Investments from April 2000 to April 2005.	7	None

*	All communications to Trustees may be directed to ALPS Variable Investment Trust c/o 1290 Broadway, Suite 1000, Denver, CO 80203.

**	This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinite term, until such Trustee’s successor is elected and appointed, or such Trustee resigns or is deceased.

***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

****	The Portfolio Complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc., Morningstar Investment Management LLC, or any affiliate of the foregoing, provides investment advisory services.

Except for their service on the Trust’s Board of Trustees, the Independent Trustees named above have not held any positions during the past two years with any Portfolio; any investment adviser or sub-adviser; any underwriter of any Portfolio; or any affiliate of any Portfolio or its investment advisers or sub-advisers, or underwriters.

67 | December 31, 2023

ALPS Variable Investment Trust

Trustees and Officers	December 31, 2023 (Unaudited)

INTERESTED TRUSTEES

Name, Address*, and Year of Birth	Position with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During last 5 years***	Number of Portfolios in Portfolio Complex Overseen by Trustee****	Other Trusteeships Held By Trustee
Robert D. McClure (1969)	President and Interested Trustee	President Since September 2023 and Interested Trustee since December 2023	Director of Research SS&C ALPS Advisers, Inc. since 2020.	7	None

*	All communications to Trustees may be directed to ALPS Variable Investment Trust c/o 1290 Broadway, Suite 1000, Denver, CO 80203.

**	This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinite term, until such Trustee’s successor is elected and appointed, or such Trustee resigns or is deceased.

***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

****	The Portfolio Complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc., Morningstar Investment Management LLC, , or any affiliate of the foregoing, provides investment advisory services.

(1)       Mr. McClure is deemed an “Interested Trustee” by virtue of his current relationship with ALPS Advisors, Inc.

OFFICERS

Name, Address*, and Year of Birth	Position with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During last 5 years***
Erich Rettinger (1985)	Treasurer	Since December 2021	Mr. Rettinger Joined ALPS in 2007 and is currently Vice President, Fund Operations at SS&C ALPS Advisors. Prior to joining ALPS Advisors he was Vice President and Fund Controller of ALPS Fund Services.
Matthew Sutula (1985)	Chief Compliance Officer	Since September 2019	Mr. Sutula joined ALPS in 2012 and is currently Chief Compliance Officer of AAI. Prior to his current role, Mr. Sutula served as Compliance Manager and Senior Compliance Analyst for AAI, as well as Compliance Analyst for ALPS.
Michael Lawlor (1969)	Secretary	Since January 2022	Mr. Lawlor joined ALPS in January 2022, and is currently Vice President and Principal Legal Counsel. Prior to joining ALPS, Mr. Lawlor was an Associate General Counsel at Brighthouse Financial (insurance company) (January 2007-April 2021). Mr. Lawlor also serves as Secretary of Financial Investors Trust and Secretary of ALPS Variable Investment Trust.
Benjamin Winograd (1993)	Assistant Secretary	Since December 2023	Mr. Winograd joined ALPS in June 2023 and is currently Principal Legal Counsel. Prior to joining ALPS, Mr. Winograd was the Director of Enforcement at AdvisorLaw (law firm) from February 2020-August 2022. Mr. Winograd also serves as Assistant Secretary of Financial Investors Trust.
Brenda Haskell (1981)	Assistant Secretary	Since June 2023	Ms. Haskell joined ALPS in October 2022 and is currently a Senior Paralegal of ALPS Fund Services, Inc. Prior to joining ALPS Ms. Haskell worked at Ironhorse Funding LLC, (November 2021 – September 2022) and Fidelity Investments (June 2000 – October 2021) Because of her position with ALPS, Ms. Haskell is deemed an affiliate of the Trust as defined under the 1940 Act. Mrs. Haskell also serves as Assistant Secretary of Financial Investors Trust.

*	All communications to Officers may be directed to ALPS Variable Investment Trust c/o 1290 Broadway, Suite 1000, Denver, CO 80203.

**	This is the period for which the Officer began serving the Trust. Officers are elected on an annual basis.

***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

68 | December 31, 2023

The Management Commentaries included in this shareholder report contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management's predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

Must be accompanied or preceded by a prospectus. Investors are reminded to read the prospectus carefully before investing.

ALPS Portfolio Solutions Distributor, Inc., distributor.

alpsfunds.com
1-866-759-5679

SS&C | ALPS ADVISORS

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The Registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)	Not applicable.

(c)	During the period covered by the report, no amendments were made to the provisions of the code of ethics referred to in Item 2(a) above.

(d)	During the period covered by the report, no implicit or explicit waivers to the provisions of the code of ethics referred to in Item 2(a) above were granted.

(e)	Not applicable.

(f)	The Registrant's code of ethics referred to in Item 2(a) above is attached as an Exhibit 13.A.1 hereto.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant has at least one Audit Committee Financial Expert serving on its audit committee. The Board of Trustees has designated Jeremy Deems as the Registrant’s “Audit Committee Financial Expert.” Mr. Deems is “independent” as defined in paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees: The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for fiscal years December 31, 2023 and December 31, 2022 were $92,500 and $92,500, respectively.

(b)	Audit-Related Fees: The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item in fiscal years December 31, 2023 and December 31, 2022 were $0 and $0, respectively.

(c)	Tax Fees: The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning in fiscal years December 31, 2023 and December 31, 2022 were $23,500 and $23,500, respectively. The fiscal years 2023 and 2022 tax fees were for services for dividend calculation, excise tax preparation and tax return preparation.

(d)	All Other Fees: The aggregate fees billed for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item, for fiscal years December 31, 2023 and December 31, 2022 were $0 and $0, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures: All services to be performed by the Registrant's principal accountant must be pre-approved by the Registrant's audit committee.

(e)(2)	No services described in paragraphs (b) through (d) of this Item were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not include any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal years December 31, 2023 and December 31, 2022 were $23,500 and $23,500, respectively. These fees consisted of non-audit fees billed to (i) the Registrant of $23,500 in 2023 and $23,500 in 2022 as described in response to paragraph (c) of this Item above.

(h)	The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence. The Audit Committee determined that the provision of such non-audit services is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable

(j)	Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of the report.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or this Item.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Close-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to the Registrant’s Certified Shareholder Report on Form N-CSR, File No. 811-21987, on March 1, 2016.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	The certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS VARIABLE INVESTMENT TRUST

By:	/s/ Robert McClure
Robert McClure (Principal Executive Officer)
President

Date:	March 1, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert McClure
Robert McClure (Principal Executive Officer)
President

Date:	March 1, 2024

By:	/s/ Erich Rettinger
Erich Rettinger (Principal Financial Officer)
Treasurer

Date:	March 1, 2024